U. S.
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-2918

DUPREE MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100
Lexington, Kentucky 40507
(Address of Principal Executive Offices) (Zip Code)

Allen E. Grimes, III
125 South Mill Street, Vine Center, Suite 100
Lexington, Kentucky 40507
(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859)
254-7741
Date of fiscal year end: June 30, 2026
Date of reporting period: July 1, 2025 through June 30, 2026

Item 1.  Report to Stockholders

(a)	Tailored Shareholder Reports

(b)	Not applicable.

Alabama Tax-Free Income Series
TICKER: DUALX

Annual Shareholder Report: June
30
, 2026
This annual shareholder report contains important information about the Alabama Tax-Free Income Series (the “Fund”) for the period from July 1, 2025, to June 30, 2026.You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866-0614 or info@dupree-funds.com.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The table below explains the costs that you would have paid within the reporting period.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Alabama Tax-Free Income Series	$70	0.70%

How did the Fund perform last year?
Longer-dated municipal bonds generally outperformed shorter-dated municipal bonds during the
12-month
period ended June 30, 2026 (the “Review Period”). The Federal Reserve cut the fed funds rate three times during the Review Period, causing yields to decline and bond prices to rise.
The Fund provided a total return of 8.51% during the Review Period, which was higher than the total return of 7.03% provided by the Bloomberg Municipal Bond Index (the “Muni Index”). The Fund’s outperformance was primarily due to the fact that it had a longer, average nominal maturity of 15.73 years versus 13.39 years for the Muni Index, which gave the Fund greater sensitivity to interest rate changes and allowed it to benefit more from the decline in yields during the Review Period.
During the Review Period, the Fund’s use of its current investment strategy did not cause the Fund’s performance to deviate materially from the manager’s expectations.

1

How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal ye
ars of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

The Bloomberg Municipal Bond Index is considered representative of the broad market for investment grade, tax-exempt
municipal bonds with a maturity of at least one year. The index is unmanaged and reflects no expenses. It is not possible to invest directly in an index.
Average annual total return values (as of June 30, 2026):

	1 Year	5 Years	10 Years

Alabama Tax-Free Income Series	8.51%	0.57%	1.73%

Bloomberg Municipal Bond Index	7.03%	1.05%	2.14%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$18,326,323

Total number of portfolio holdings	61

Total advisory fees paid	$58,564

Portfolio turnover rate as of the end of year	5.24%

2

What is the Fund invested in?
The tables and charts below show the inves
tm
ent makeup of the Fund, re
pre
senting the percentage of total investments and/or total net assets of the Fund.

Composition

Credit Quality*

Not Rated,
2.04%
Aaa/AAA,
1.96%
A,
3.74%
Aa/AA,
92.26%

All ratings are assigned by Moody’s Ratings, a Nationally Recognized Statistical Rating Organization (“NRSRO”), unless otherwise noted. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at
www.dupree-funds.com/documents
.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call
(800) 866-0614,
and we will begin sending you separate copies of these materials within 30 days after we receive your request.

3

P.O. Box 1149 • Lexington, Kentucky • 40588-1149	PRSRT STD U.S. POSTAGE PAID LEXINGTON, KY PERMIT NO. 113

Kentucky Tax-Free Income Series
TICKER: KYTFX

Annual Shareholder Report: June 3
0
, 2026
This annual shareholder report contains important information about the Kentucky Tax-Free Income Series (the “Fund”) for the period from July 1, 2025, to June 30, 2026.You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866-0614 or info@dupree-funds.com.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The table below explains the costs that you would have paid within the reporting period.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Kentucky Tax-Free Income Series	$60	0.60%

How did the Fund perform last year?
Longer-dated municipal bonds generally outperformed shorter-dated bonds during the
12-month
period ended June 30, 2026 (the “Review Period”). The Federal Reserve cut the fed funds rate three times during the Review Period, causing yields to decline and bond prices to rise.
The Fund provided a total return of 7.65% during the Review Period which was higher than the Bloomberg Municipal Bond Index (“Muni Index”) which provided a total return of 7.03%. The Fund’s outperformance was primarily due to the fact that it had an average nominal maturity of 13.94 years versus 13.39 years for the Muni Index, which gave the Fund greater price sensitivity to the decline in interest rates during the Review Period and, in turn, greater price appreciation than the Muni Index.
During the Review Period, the Fund’s use of its current investment strategy did not cause the Fund’s performance to deviate materially from the manager’s expectations.

1

How has the Fund historically performed?
The following graph compares the initial and subsequent account v alue
s at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

The Bloomberg Municipal Bond Index is considered representative of the broad market for investment grade, tax-exe
m
pt
municipal bonds with a maturity of at least one year. The index is unmanaged and reflects no expenses. It is not possible to invest directly in an index.
Average annual total return values (as of June 30, 2026):

	1 Year	5 Years	10 Years

Kentucky Tax-Free Income Series	7.65%	0.81%	1.80%

Bloomberg Municipal Bond Index	7.03%	1.05%	2.14%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$701,781,961

Total number of portfolio holdings	400

Total advisory fees paid	$2,823,278

Portfolio turnover rate as of the end of year	8.49%

2

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total investments and/or total net assets of the Fund.

Composition

Credit Quality*

All ratings are assigned by Moody’s ratings, a Nationally Recognized Statistical Rating Organization (“NRSRO”), unless otherwise noted. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments.
See Schedules of Portfolio Investments for individual bond ratings.
Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.c om
/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800)
866-0614,
and we will begin sending you separate copies of these materials within 30 days after we receive your request.

3

P.O. Box 1149 • Lexington, Kentucky • 40588-1149	PRSRT STD U.S. POSTAGE PAID LEXINGTON, KY PERMIT NO. 113

Mississippi Tax-Free Income Series
TICKER: DUMSX

Annual Shareholder Report: June 30, 2026
This annual shareholder report contains important information about the Mississippi Tax-Free Income Series (the “Fund”) for the period from July 1, 2025, to June 30, 2026. You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866-0614 or info@dupree-funds.com.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The table below explains the costs that you would have paid within the reporting period.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mississippi Tax-Free Income Series	$70	0.70%

How did the Fund perform last year?
Longer-dated municipal bonds generally outperformed shorter-dated bonds during the
12-month
period ended June 30, 2026 (the “Review Period”). The Federal Reserve cut the fed funds rate three times during the Review Period, causing yields to decline and bond prices to rise.
The Fund provided a total return of 6.93% during the Review Period which was lower than the 7.03% total return provided by the Bloomberg Municipal Bond Index (the “Muni Index”). The Fund’s slight underperformance relative to the Muni Index was due primarily to the Fund’s shorter duration, as the Fund’s duration of 4.56 years, versus 6.48 years for the Muni Index., reduced the Fund’s sensitivity to interest rate movements and resulted in comparatively lower returns during the Review Period. Additionally, unlike the Fund, the Muni Index does not reflect any expenses and/or transaction costs.
During the Review Period, the Fund’s use of its current investment strategy did not cause the Fund’s performance to deviate materially from the manager’s expectations.

1

How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

The Bloomberg Municipal Bond Index is considered representative of the broad market for investment grade, tax-exempt
municipal bonds with a maturity of at least one year. The index is unmanaged and reflects no expenses. It is not possible to invest directly in an index.
Average annual total return values (as of June 30, 2026):

	1 Year	5 Years	10 Years

Mississippi Tax-Free Income Series	6.93%	0.55%	1.51%

Bloomberg Municipal Bond Index	7.03%	1.05%	2.14%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$4,180,107

Total number of portfolio holdings	27

Total advisory fees paid	$0

Portfolio turnover rate as of the end of year	2.97%

2

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total investments and/or total net assets of the Fund.

Composition

Credit Quality*

All ratings are assigned by Moody’s Ratings, a Nationally Recognized Statistical Rating Organization (“NRSRO”), unless otherwise noted. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call
(800) 866-0614,
and we will begin sending you separate copies of these materials within 30 days after we receive your request.

3

P.O. Box 1149 • Lexington, Kentucky • 40588-1149	PRSRT STD U.S. POSTAGE PAID LEXINGTON, KY PERMIT NO. 113

North Carolina Tax-Free Income Series
TICKER: NTFIX

Annual Shareholder Report: June 30, 2026
This annual shareholder report contains important information about the North Carolina Tax-Free Income Series (the “Fund”) for the period from July 1, 2025, to June 30, 2026. You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866-0614 or info@dupree-funds.com.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The table below explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

North Carolina Tax-Free Income Series	$70	0.70%

How did the Fund perform last year?
Longer-dated municipal bonds generally outperformed shorter-dated bonds during the
12-month
period ended June 30, 2026 (the “Review Period”). The Federal Reserve cut the fed funds rate three times during the Review Period, causing yields to decline and bond prices to rise.
The Fund provided a total return of 7.13% during the Review Period, which was higher than the total return of 7.03% provided by the Bloomberg Municipal Bond Index (the “Muni Index”). The outperformance of the Fund was due primarily to the fact that it had a longer nominal maturity of 14.05 years versus 13.39 years for the Muni Index, which gave the Fund greater sensitivity to interest rate changes and allowed it to benefit more from the decline in yields during the Review Period.
During the Review Period, the Fund’s use of its current investment strategy did not cause the Fund’s performance to deviate materially from the manager’s expectations.

1

How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

The Bloomberg Municipal Bond Index is considered representative of the broad market for investment grade, tax-exempt
municipal bonds with a maturity of at least one year. The index is unmanaged and reflects no expenses. It is not possible to invest directly in an index.
Average annual total return values (as of June 30, 2026):

	1 Year	5 Years	10 Years

North Carolina Tax-Free Income Series	7.13%	0.46%	1.50%

Bloomberg Municipal Bond Index	7.03%	1.05%	2.14%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$107,986,393

Total number of portfolio holdings	170

Total advisory fees paid	$482,283

Portfolio turnover rate as of the end of year	6.89%

2

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total investments and/or total net assets of the Fund.

Composition

Credit Quality*

Not Rated,
1.60%
Aaa/AAA,
5.02%
A,
13.58%
Aa/AA,
79.80%

All ratings are assigned by Moody’s Ratings, a Nationally Recognized Statistical Rating Organization (“NRSRO”), unless otherwise noted. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800)
866-0614,
and we will begin sending you separate copies of these materials within 30 days after we receive your request.

3

P.O. Box 1149 • Lexington, Kentucky • 40588-1149	PRSRT STD U.S. POSTAGE PAID LEXINGTON, KY PERMIT NO. 113

Tennessee Tax-Free Income Series
TICKER: TNTIX

Annual Shareholder Report: June 30, 2026
This annual shareholder report contains important information about the Tennessee Tax-Free Income Series (the “Fund”) for the period from July 1, 2025, to June 30, 2026. You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866-0614 or info@dupree-funds.com.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The table below explains the costs that you would have paid within the reporting period.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Tennessee Tax-Free Income Series	$70	0.70%

How did the Fund perform last year?
Longer-dated municipal bonds generally outperformed shorter-dated bonds during the
12-month
period ended June 30, 2026 (the “Review Period”). The Federal Reserve cut the fed funds rate three times during the Review Period, causing yields to decline and bond prices to rise.
The Fund provided a total return of 8.35% during the Review Period which was higher than the Bloomberg Municipal Bond Index (the “Muni Index”) which provided a total return of 7.03%. The outperformance of the Fund was primarily due to the fact that the Fund had an average nominal maturity of 15.05 years versus 13.39 years for the Muni Index, which lengthened the Fund’s duration and made it more sensitive to the decline in interest rates during the Review Period, resulting in greater price appreciation relative to the Muni Index.
During the Review Period, the Fund’s use of its current investment strategy did not cause the Fund’s performance to deviate materially from the manager’s expectations.

1

How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

The Bloomberg Municipal Bond Index is considered representative of the broad market for investment grade, tax-exempt
municipal bonds with a maturity of at least one year. The index is unmanaged and reflects no expenses. It is not possible to invest directly in an index.
Average annual total return values (as of June 30, 2026):

	1 Year	5 Years	10 Years

Tennessee Tax-Free Income Series	8.35%	0.89%	1.59%

Bloomberg Municipal Bond Index	7.03%	1.05%	2.14%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$50,163,888

Total number of portfolio holdings	77

Total advisory fees paid	$209,851

Portfolio turnover rate as of the end of year	11.48%

2

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total investments and/or total net assets of the Fund.

Composition

Credit Quality*

All ratings are assigned by Moody’s Ratings, a Nationally Recognized Statistical Rating Organization (“NRSRO”), unless otherwise noted. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call
(800) 866-0614,
and we will begin sending you separate copies of these materials within 30 days after we receive your request.

3

P.O. Box 1149 • Lexington, Kentucky • 40588-1149	PRSRT STD U.S. POSTAGE PAID LEXINGTON, KY PERMIT NO. 113

Intermediate Government Bond Series
TICKER: DPIGX

Annual Shareholder Report: June 30, 2026
This annual shareholder report contains important information about the Intermediate Government Bond Series (the “Fund”) for the period from July 1, 2025, to June 30, 2026. You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866-0614 or info@dupree-funds.com.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The table below explains the costs that you would have paid within the reporting period.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Intermediate Government Bond Series	$70	0.70%

How did the Fund perform last year?
Longer-dated government bonds (i.e., U.S. Treasuries and Agencies) generally underperformed shorter-dated government bonds during the twelve-month period ending June 30, 2026 (the “Review Period”). Despite the fact that the Federal Reserve cut the fed funds rate on three separate occasions during the Review Period, short-term treasuries outperformed longer-term U.S. Treasuries because the yield curve remained inverted during the Review Period with yields on the long-end
of the yield curve moving higher (bond prices lower). A resilient economy, sticky inflation, and heightened geopolitical tensions caused investors to demand higher yields on longer-dated bonds.
The Fund provided a total return of 2.35% during the Review Period, which was lower than the total return of 2.67% provided by the Bloomberg Intermediate U.S. Government Bond Index (“Gov. Bond Index”). The Fund’s slight underperformance was mostly due to the fact that the Gov. Bond Index holds a number of Tennessee Valley Authority Agency bonds (“TVA bonds”) in its portfolio which typically yield more than other agencies (the Fund does not hold any TVA bonds). Additionally, unlike the Fund, the Gov. Bond Index does not reflect any expenses and/or transaction costs.
During the Review Period, the Fund’s use of its current investment strategy did not cause the performance to deviate materially from the manager’s expectations.

1

How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

The Bloomberg Intermediate U.S. Government Bond Index tracks U.S. Treasury and U.S. Agency obligations with nominal maturities between one and ten years. The index is unmanaged and reflects no expenses. It is not possible to invest directly in an index.
Average annual total return values (as of June 30, 2026):

	1 Year	5 Years	10 Years

Intermediate Government Bond Series	2.35%	1.74%	1.50%

Bloomberg Intermediate U.S. Government Bond Index	2.67%	0.91%	1.42%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$7,701,815

Total number of portfolio holdings	24

Total advisory fees paid	$0

Portfolio turnover rate as of the end of year	62.17%

2

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total investments and/or total net assets of the Fund.

Composition

Other Assets Less Liabilities
2.83%
Federal Home Loan Mortgage Corporation
3.20%
Federal Farm Credit
5.15%
Federal National Mortgage Association
6.40%
Federal Home Loan Bank
82.42%
0%
20%
40%
60%
80%
100%

Credit Quality*

All ratings are assigned by Moody’s Ratings, a Nationally Recognized Statistical Rating Organization (“NRSRO”), unless otherwise noted. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call
(800) 866-0614,
and we will begin sending you separate copies of these materials within 30 days after we receive your request.

3

P.O. Box 1149 • Lexington, Kentucky • 40588-1149	PRSRT STD U.S. POSTAGE PAID LEXINGTON, KY PERMIT NO. 113

Taxable Municipal Bond Series
TICKER: DUTMX

Annual Shareholder Report: June 30,
2026
This annual shareholder report contains important information about the Taxable Municipal Bond Series (the “Fund”) for the period from July 1, 2025, to June 30, 2026. You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866-0614 or info@dupree-funds.com.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The table below explains the costs that you would have paid within the reporting period.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Taxable Municipal Bond Series	$86	0.86%

How did the Fund perform last
year
?
Longer-dated taxable municipal bonds generally outperformed shorter-dated taxable municipal bonds during the
12-month
period ended June 30, 2026 (the “Review Period”). The Federal Reserve cut the fed funds rate three times during the Review Period, causing yields to decline and bond prices to rise.
The Fund provided a total return of 5.23% during the Review Period which was higher than the Bloomberg Taxable Municipal Bond Index (“Taxable Muni Index”) which provided a total return of 5.13%. The Fund’s outperformance was due primarily to its longer average nominal maturity of 17.89 years, versus 13.99 years for the Taxable Muni Index, which made the Fund more sensitive to the declining yields during the Review Period and resulted in greater price appreciation relative to the Taxable Muni Index.
During the Review Period, the Fund’s use of its current investment strategy did not cause the performance to deviate materially from the manager’s expectations.

1

How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

The Bloomberg Taxable Municipal Index tracks performance of investment-grade fixed income securities issued by state and local governments whose income is not exempt from tax, issued generally to finance a project or activity that does not meet certain “public purpose/use” requirements. The index is unmanaged and reflects no expenses. It is not possible to invest directly in an index.
Average annual total return values (as of June 30, 2026):

	1 Year	5 Years	10 Years

Taxable Municipal Bond Series	5.23%	(2.38)%	0.55%

Bloomberg Taxable Municipal Bond Index	5.13%	(0.11)%	2.42%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$3,054,944

Total number of portfolio holdings	19

Total advisory fees paid	$0

Portfolio turnover rate as of the end of year	6.68%

2

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total investments and/or total net assets of the Fund.

Composition

Credit Quality*

All ratings are assigned by Moody’s Ratings, a Nationally Recognized Statistical Rating Organization (“NRSRO”), unless otherwise noted. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial
Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800)
866-0614,
and we will begin sending you separate copies of these materials within 30 days after we receive your request.

3

P.O. Box 1149 • Lexington, Kentucky • 40588-1149	PRSRT STD U.S. POSTAGE PAID LEXINGTON, KY PERMIT NO. 113

Item 2. Code of Ethics:

(a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable.

(f)	See Item 19 (a)(1)

Item 3. Audit Committee Financial Expert:

(a)(1) The registrant’s board has determined that there is at least one audit committee financial expert servings on its audit committee.

(a)(2) Marc A. Mathews possesses the attributes identified in Item 3(b) of Form N-CSR. Mr. Mathews is the “audit committee financial expert’ and is considered to be “independent” as each term is defined in Item 3(a)(2)(ii) of Form N-CSR.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services:

(a) Audit Fees.

Year ended June 30, 2025:	$131,500
Year ended June 30, 2026	$114,000

(b) Audit-Related Fees.

Year ended June 30, 2025:	None
Year ended June 30, 2026	None

(c) Tax Fees (consisting of income and excise tax compliance services)

Year ended June 30, 2025:	$40,000
Year ended June 30, 2026	$28,000

(d) All Other Fees (Fees for all other services)

Year ended June 30, 2025	$17,000
(consisted of examination of transfer agent ($5,000); Anti-Money Laundering advisory services ($7,000) and Review of Semi-Annual report ($5,000))

Year ended June 30, 2026	$17,600
(consisted of examination of transfer agent ($5,250); Anti-Money Laundering advisory services ($7,350) and Review of Semi-Annual report ($5,000))

(e)   (1) The Registrant’s Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the

Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting. All services (b) through (d) were pre-approved by the Audit Committee.

(f)   The Registrant has been advised by the Principal Accountant that no persons other than full time permanent employees have been engaged to audit the Registrant’s financial statements for the fiscal year ended June 30, 2026.

(g) The aggregate non audit fees billed by the Registrant’s Accountant to the Registrant were:

Year ended June 30, 2025:	$57,000
Year ended June 30, 2026:	$45,600

(h) Non audit services provided to the Registrant’s investment adviser were pre-approved by the Registrant’s Audit Committee. (i) Not applicable. (j) Not applicable.

Item 5. Not applicable.

Item 6.

(a)	The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b)	Not Applicable

Item 7.

June 30, 2026

ANNUAL REPORT

TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the Fund’s investment adviser. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

North Carolina Tax-Free Income Series in 1995;

Alabama Tax-Free Income Series in 2000;

Mississippi Tax-Free Income Series in 2000; and

Taxable Municipal Bond Series in 2010.

Today, after more than 45 years in business, Dupree Mutual Funds continues to be a leader in the no-load single-state municipal bond space. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds, which are sold through brokerage firms or other institutions and typically carry sales charges.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

June 30, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
26.83% of Net Assets
Athens AL	4.125%	05/01/2044	Aa2	$250,000	$253,250
Athens AL	4.250	05/01/2049	Aa2	250,000	246,748
Cherokee County AL Board of Education Tax Warrants	4.000	12/01/2034	A1	310,000	311,628
Cherokee County AL Board of Education Tax Warrants	4.250	12/01/2042	A1	150,000	151,719
Cullman AL Board of Education Special Tax School Warrants	4.000	03/01/2044	A1	250,000	248,423
Cullman AL Board of Education Special Tax School Warrants	4.125	03/01/2049	A1	250,000	238,805
Enterprise AL Board of Education Special Tax School Warrants	4.000	03/01/2044	AA*	250,000	248,423
Florence AL City Board of Education Special Tax School Warrants	4.000	03/01/2046	Aa3	225,000	215,514
Houston County AL Board of Education Special Tax School Warrants	3.000	12/01/2037	AA*	150,000	136,484
Jackson County AL Board of Education School Tax Warrants	3.000	03/01/2038	AA*	350,000	317,608
Jefferson County AL Board of Education Public School Warrants	4.000	02/01/2042	Aa3	795,000	787,694
Lauderdale County AL Board of Education Special Tax School Warrants	5.000	02/01/2044	AA*	155,000	166,520
Lauderdale County AL Board of Education Special Tax School Warrants	4.125	02/01/2049	AA*	250,000	239,523
Mountain Brook AL City Board of Education	3.000	03/01/2042	Aa1	250,000	218,430
Pell City AL Warrants	4.500	02/01/2042	AA*	200,000	207,080
Pike Road AL Warrants	5.000	03/01/2043	AA+*	250,000	269,040
Saint Clair County AL Board of Education Special Tax Warrants	5.000	02/01/2040	A1	125,000	135,403
Saint Clair County AL Board of Education Special Tax Warrants	4.000	02/01/2044	A1	500,000	496,865
Troy AL Public Educational Building Authority	5.250	12/01/2036	A1	30,000	30,016

					4,919,173
PUBLIC FACILITIES REVENUE BONDS
25.90% of Net Assets
AL State Corrections Institution Finance Authority	5.000	07/01/2042	Aa2	350,000	374,098
Alabama State Corrections Finance Authority	5.250	07/01/2047	Aa2	100,000	105,520
Alabaster AL Public Building Authority	5.000	05/01/2045	A1	230,000	245,378
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	50,047
Anniston AL Public Building Authority DHR Project	5.500	05/01/2033	AA-*	200,000	200,348
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	140,000	140,171
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2037	Aa3	400,000	411,496
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2038	Aa3	250,000	256,915
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	12/01/2043	AA*	500,000	535,565
Boaz AL Warrants	4.000	02/01/2037	AA*	250,000	251,023
Bullock County AL Public Building Authority	4.000	10/01/2038	AA-*	500,000	500,202
Cherokee County AL Public Building Authority	4.125	07/01/2044	A2	350,000	346,273
Helena AL Warrants	4.000	01/01/2049	AA*	350,000	325,868
Irondale AL Public Building Authority	4.000	10/01/2049	AA-*	425,000	396,274
Montgomery County AL Public Building Authority	5.000	03/01/2036	NR	350,000	359,237
Tuscaloosa County AL Public Building Authority	4.000	10/01/2044	AA-*	250,000	248,385

					4,746,800
MUNICIPAL UTILITY REVENUE BONDS
13.97% of Net Assets
Berry AL Water & Sewer Revenue	4.000	09/01/2039	AA*	250,000	250,080
Birmingham AL Waterworks	4.000	01/01/2041	Aa2	225,000	223,530
Guntersville AL Waterworks & Sewer Board Utility Revenue	4.250	08/01/2049	AA*	250,000	247,090
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	400,024
Montgomery AL Water Works	5.000	09/01/2044	Aa1	115,000	125,874
Opelika AL Utilities Board	4.000	06/01/2039	Aa3	250,000	250,015
Prattville AL Sewer Warrants	4.000	11/01/2042	AA*	375,000	371,873
Roanoke AL Utilities Board Water & Gas & Sewer Revenue	4.375	08/15/2049	AA*	250,000	252,198
Tuskegee AL Utilities Board	3.000	08/01/2037	A1	260,000	239,538
Warrior River AL Water Authority	4.000	08/01/2043	AA*	200,000	200,168

					2,560,390

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

June 30, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.40% of Net Assets
AL Community College System Gadsden State Community College	5.000%	06/01/2038	A1	$325,000	$331,640
AL State Public School & College Authority	4.000	11/01/2040	Aa1	250,000	252,370
AL State Public School & College Authority	4.000	09/01/2043	Aa1	250,000	251,725
Florence AL Public Educational Building Authority	5.250	11/01/2049	A1	575,000	612,478
Troy University AL Facilities Revenue	4.000	11/01/2032	A1	300,000	303,693
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	500,000	520,510

					2,272,416
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
8.61% of Net Assets
AL State Housing Finance Authority	4.500	10/01/2044	Aa1	940,000	945,743
AL State Housing Finance Authority	4.550	10/01/2044	Aa1	245,000	246,970
AL State Housing Finance Authority	4.450	10/01/2044	Aa1	140,000	140,804
AL State Housing Finance Authority	4.700	10/01/2049	Aa1	240,000	243,732

					1,577,249
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.32% of Net Assets
Birmingham AL Warrants	4.000	12/01/2035	Aa3	250,000	252,110
Elmore County AL Warrants	5.000	05/01/2047	AA*	250,000	260,375
Enterprise AL Warrants	4.625	10/01/2040	AA-*	250,000	262,145
Rainsville AL Warrants	4.000	01/01/2044	AA*	200,000	199,500

					974,130
PREREFUNDED BONDS
1.60% of Net Assets
Limestone County AL Water & Sewer Authority	4.750	12/01/2033	AA*	290,000	292,842

REFUNDING BONDS
1.38% of Net Assets
Jefferson County AL Warrants	5.000	09/15/2035	AA+*	250,000	252,958

Total Investments 96.01% of Net Assets (cost $17,698,383) (See footnote 6 for further explanation)					$17,595,958

Other assets in excess of liabilities 3.99%					730,365

Net Assets 100%					$18,326,323

#	Ratings by Moody’s Ratings unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

Other Information

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	17,595,958
Level 3	Significant Unobservable Inputs	—

$17,595,958

The accompanying footnotes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026

ASSETS:
Investments in securities, at fair value (Cost: $17,698,383)		$17,595,958
Cash		614,006
Interest receivable		209,687

Total assets		18,419,651
LIABILITIES:
Payable for:
Distributions to shareholders	74,025
Fund shares redeemed	986
Net investment advisory fee	5,808
Transfer agent fee	2,217
Audit fees	3,733
Insurance expense	1,698
Custodian fee	939
Trustees fees	670
Accrued expenses	3,252

Total liabilities		93,328

NET ASSETS:
Paid-in capital		19,361,222
Total accumulated loss		(1,034,899)

Total Net Assets		$18,326,323

NET ASSET VALUE, offering price and redemption price per share (1,583,791 shares outstanding; unlimited number of shares authorized; no par value)		$11.57

STATEMENT OF OPERATIONS

For the year ended June 30, 2026

Net investment income:
Interest income	$728,140

Expenses:
Investment advisory fee	95,237
Transfer agent fee	28,571
Registration fees	13,897
Custodian fee	10,042
Pricing fees	8,544
Professional fees	7,301
Trustees fees	1,868
Other expenses	4,685

Total expenses	170,145
Fees waived by Adviser (Note 2)	(36,673)
Custodian fee reduction (Note 7)	(59)

Net expenses	133,413

Net investment income	594,727

Realized and unrealized gain/(loss) on investments:
Net realized loss	(320,956)
Net change in unrealized appreciation/depreciation	1,315,413

Net realized and unrealized gain on investments	994,457

Net increase in net assets resulting from operations	$1,589,184

The accompanying footnotes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2026 and 2025

	2026	2025
Operations:
Net investment income	$594,727	$605,920
Net realized loss on investments	(320,956)	(32,301)
Net change in unrealized appreciation/depreciation	1,315,413	(801,571)

Net increase/(decrease) in net assets resulting from operations	1,589,184	(227,952)
Total distributions (Note 6)	(594,727)	(605,920)
Net Fund share transactions (Note 4)	(2,360,513)	(128,200)

Total decrease	(1,366,056)	(962,072)
Net assets:
Beginning of year	19,692,379	20,654,451

End of year	$18,326,323	$19,692,379

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$11.00	$11.46	$11.40	$11.57	$12.86

Income from investment operations:
Net investment income	0.35	0.34	0.29	0.28	0.27
Net gains/(losses) on investments (c)	0.57	(0.46)	0.06	(0.16)	(1.29)

Total from investment operations	0.92	(0.12)	0.35	0.12	(1.02)
Less distributions:
Distributions from net investment income	(0.35)	(0.34)	(0.29)	(0.28)	(0.27)
Distributions from capital gains	0.00	0.00	0.00	(0.01)	0.00 (b)

Total distributions	(0.35)	(0.34)	(0.29)	(0.29)	(0.27)

Net asset value, end of year	$11.57	$11.00	$11.46	$11.40	$11.57

Total return	8.51%	(1.13)%	3.17%	1.08%	(8.03)%
Net assets, end of year (in thousands)	$18,326	$19,692	$20,654	$21,780	$25,761
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.89%	0.86%	0.91%	0.93%	0.87%
Ratio of net investment income to average net assets	3.12%	2.96%	2.60%	2.49%	2.19%
Portfolio turnover	5.24%	20.09%	20.02%	4.46%	2.55%

(a)	Percentages are after voluntary expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.
(c)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
31.64% of Net Assets
Adair County KY School District Finance Corporation	4.250%	09/01/2040	Aa3	$1,840,000	$1,879,321
Adair County KY School District Finance Corporation	4.250	09/01/2042	Aa3	1,270,000	1,289,380
Anderson County KY School District Finance Corporation	3.000	02/01/2029	Aa3	500,000	498,760
Bardstown KY Independent School District Finance Corporation	4.750	09/01/2044	Aa3	610,000	633,997
Bardstown KY Independent School District Finance Corporation	4.000	02/01/2040	Aa3	1,495,000	1,504,927
Bardstown KY Independent School District Finance Corporation	4.000	02/01/2042	Aa3	1,525,000	1,533,220
Bardstown KY Independent School District Finance Corporation	5.000	09/01/2048	Aa3	2,200,000	2,284,392
Beechwood KY Independent School District Finance Corporation	4.375	08/01/2042	Aa3	650,000	654,927
Bell County KY School District Finance Corporation	4.000	10/01/2042	Aa3	680,000	673,547
Bell County KY School District Finance Corporation	4.000	10/01/2043	Aa3	710,000	695,218
Boone County KY School District Finance Corporation	4.000	06/01/2029	Aa3	450,000	463,878
Bourbon County KY School District Finance Corporation	5.000	08/01/2028	Aa3	215,000	224,514
Bourbon County KY School District Finance Corporation	5.000	08/01/2029	Aa3	225,000	238,916
Bourbon County KY School District Finance Corporation	5.000	08/01/2030	Aa3	185,000	200,087
Bowling Green KY Independent School District Finance Corporation	5.000	08/01/2027	Aa3	695,000	696,508
Bowling Green KY School District Finance Corporation	4.000	08/01/2034	Aa3	1,890,000	1,891,380
Bowling Green KY School District Finance Corporation	4.000	08/01/2035	Aa3	2,215,000	2,216,307
Bowling Green KY School District Finance Corporation	4.000	08/01/2036	Aa3	2,305,000	2,305,945
Bowling Green KY School District Finance Corporation	4.000	08/01/2037	Aa3	2,395,000	2,395,982
Bowling Green KY School District Finance Corporation	4.000	04/01/2043	Aa3	3,085,000	3,087,993
Bowling Green KY School District Finance Corporation	4.000	04/01/2045	Aa3	2,500,000	2,473,850
Boyd County KY School District Finance Corporation	4.250	09/01/2040	Aa3	500,000	509,975
Breckinridge County KY School District Finance Corporation	4.500	03/01/2049	Aa3	1,000,000	1,009,240
Bullitt County KY School District Finance Corporation	4.000	10/01/2035	Aa3	1,820,000	1,822,730
Bullitt County KY School District Finance Corporation	4.000	10/01/2036	Aa3	2,985,000	2,988,642
Bullitt County KY School District Finance Corporation	4.000	10/01/2037	Aa3	3,075,000	3,077,183
Bullitt County KY School District Finance Corporation	4.000	03/01/2038	Aa3	575,000	583,136
Bullitt County KY School District Finance Corporation	4.000	02/01/2042	Aa3	1,485,000	1,479,832
Butler County KY School District Finance Corporation	4.000	03/01/2037	Aa3	360,000	366,941
Butler County KY School District Finance Corporation	4.250	03/01/2040	Aa3	755,000	767,903
Campbell County KY School District Finance Corporation	4.000	02/01/2045	Aa3	1,000,000	969,320
Campbellsville KY Independent School District Finance Corporation	4.500	06/01/2043	Aa3	685,000	706,756
Christian County KY School District Finance Corporation	4.500	10/01/2042	Aa3	3,555,000	3,702,106
Christian County KY School District Finance Corporation	4.500	10/01/2043	Aa3	3,605,000	3,733,374
Christian County KY School District Finance Corporation	4.500	10/01/2048	Aa3	3,000,000	3,020,130
Clark County KY School District Finance Corporation	4.000	03/01/2039	Aa3	3,090,000	3,138,729
Clark County KY School District Finance Corporation	4.000	03/01/2040	Aa3	1,475,000	1,493,039
Clay County KY School District Finance Corporation	4.250	09/01/2042	Aa3	1,500,000	1,522,890
Corbin KY Independent School District Finance Corporation	4.250	04/01/2042	Aa3	705,000	716,555
Corbin KY Independent School District Finance Corporation	4.250	04/01/2043	Aa3	500,000	505,830
Covington KY Independent School District Finance Corporation	4.000	06/01/2041	Aa3	490,000	491,289
Daviess County KY Board of Education	4.000	02/01/2044	Aa3	775,000	756,780
Dayton KY Independent School District Finance Corporation	4.000	04/01/2044	Aa3	2,210,000	2,160,386
Edmonson County KY School District Finance Corporation	5.000	02/01/2046	Aa3	1,045,000	1,093,133
Elizabethtown KY GO	4.625	06/01/2042	Aa2	745,000	779,300
Erlanger-Elsmere KY Board of Education	4.875	06/01/2044	Aa3	1,000,000	1,056,080
Erlanger-Elsmere KY Board of Education	5.000	06/01/2046	Aa3	1,695,000	1,791,344
Fairview KY Independent School District Finance Corporation	4.000	10/01/2041	Aa3	530,000	526,979
Fairview KY Independent School District Finance Corporation	4.000	10/01/2042	Aa3	555,000	546,492
Fairview KY Independent School District Finance Corporation	4.000	10/01/2043	Aa3	580,000	566,532
Fairview KY Independent School District Finance Corporation	4.000	10/01/2044	Aa3	515,000	495,569
Fayette County KY Board of Education	4.000	04/01/2042	Aa3	1,000,000	996,480
Fayette County KY Board of Education	4.000	04/01/2043	Aa3	4,020,000	3,976,222
Fayette County KY Board of Education	4.000	04/01/2044	Aa3	4,585,000	4,482,062
Fayette County KY Board of Education	4.000	04/01/2048	Aa3	1,410,000	1,320,211
Fayette County KY School District Finance Corporation	5.000	06/01/2046	Aa3	2,525,000	2,633,853
Fayette County KY School District Finance Corporation	5.000	06/01/2047	Aa3	1,000,000	1,041,510

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Fleming County KY School District Finance Corporation	4.250%	06/01/2043	Aa3	$965,000	$972,508
Fleming County KY School District Finance Corporation	4.250	06/01/2044	Aa3	1,010,000	1,013,646
Floyd County KY School District Finance Corporation	3.500	08/01/2031	Aa3	800,000	800,032
Franklin County KY Board of Education	5.000	06/01/2046	Aa3	2,000,000	2,124,060
Franklin County KY School District Finance Corporation	4.000	02/01/2040	Aa3	1,000,000	1,010,460
Franklin County KY School District Finance Corporation	4.000	02/01/2041	Aa3	1,020,000	1,020,979
Graves County KY Board of Education	4.500	05/01/2045	Aa3	610,000	621,267
Hardin County KY Board of Education	4.000	06/01/2040	Aa2	1,000,000	1,007,200
Hardin County KY Board of Education	4.000	06/01/2044	Aa2	1,000,000	978,660
Hardin County KY School District Finance Corporation	4.000	05/01/2030	Aa3	635,000	635,045
Hardin County KY School District Finance Corporation	4.000	02/01/2041	Aa3	1,220,000	1,220,671
Hardin County KY School District Finance Corporation	4.000	02/01/2042	Aa3	6,035,000	6,020,934
Hardin County KY School District Finance Corporation	4.000	02/01/2044	Aa3	2,000,000	1,965,200
Harlan KY Independent School District Finance Corporation	4.250	09/01/2041	Aa3	560,000	566,978
Harlan KY Independent School District Finance Corporation	4.375	09/01/2042	Aa3	260,000	264,378
Hart County KY School District Finance Corporation	5.000	05/01/2048	Aa3	1,000,000	1,047,660
Hazard County KY School District Finance Corporation	4.000	11/01/2045	Aa3	815,000	788,284
Hazard County KY School District Finance Corporation	4.000	11/01/2046	Aa3	900,000	858,897
Hazard KY Independent School District Finance Corporation	4.000	11/01/2040	Aa3	745,000	748,703
Hazard KY Independent School District Finance Corporation	4.000	11/01/2041	Aa3	735,000	732,464
Hazard KY Independent School District Finance Corporation	4.000	11/01/2043	Aa3	595,000	582,576
Henderson County KY School District Finance Commission	4.125	03/01/2045	Aa3	2,485,000	2,451,428
Hopkins County KY School District Finance Corporation	4.000	11/01/2047	Aa3	1,465,000	1,374,712
Jefferson County KY School District Finance Corporation	4.250	10/01/2037	Aa3	2,110,000	2,114,473
Jefferson County KY School District Finance Corporation	3.000	12/01/2039	Aa3	385,000	344,198
Jefferson County KY School District Finance Corporation	3.000	12/01/2040	Aa3	1,940,000	1,719,131
Johnson County KY School District Finance Corporation	4.500	09/01/2042	Aa3	500,000	513,230
Johnson County KY School District Finance Corporation	4.500	09/01/2043	Aa3	825,000	846,830
Kenton County KY School District Finance Corporation	4.000	04/01/2036	Aa3	1,210,000	1,216,667
Kenton County KY School District Finance Corporation	4.000	04/01/2037	Aa3	1,255,000	1,258,740
Kenton County KY School District Finance Corporation	4.000	04/01/2038	Aa3	1,300,000	1,307,813
Knox County KY School District Finance Corporation	4.000	10/01/2044	Aa3	390,000	378,651
KY State Interlocal School Transportation Association	3.250	03/01/2028	Aa3	475,000	477,214
Madison County KY School District Finance Corporation	4.000	02/01/2042	Aa3	2,545,000	2,553,780
Madison County KY School District Finance Corporation	4.000	02/01/2043	Aa3	1,585,000	1,584,953
Madison County KY School District Finance Corporation	4.000	02/01/2044	Aa3	1,000,000	991,240
Madison County KY School District Finance Corporation	4.250	02/01/2045	Aa3	2,170,000	2,188,554
Marion County KY School District Finance Corporation	4.000	04/01/2038	Aa3	1,000,000	1,020,740
Marion County KY School District Finance Corporation	4.000	04/01/2040	Aa3	1,190,000	1,207,553
Marshall County KY Board of Education	4.000	10/01/2044	Aa3	1,230,000	1,198,795
Mason County KY School District Finance Corporation	4.000	04/01/2043	Aa3	1,145,000	1,151,973
McLean County KY School District Finance Corporation	4.000	02/01/2044	Aa3	845,000	841,806
Meade County KY School District Finance Corporation	4.000	06/01/2036	Aa3	2,215,000	2,215,177
Meade County KY School District Finance Corporation	4.000	06/01/2037	Aa3	2,255,000	2,255,158
Meade County KY School District Finance Corporation	4.000	06/01/2038	Aa3	2,400,000	2,400,216
Mercer County KY School District Finance Corporation	4.000	05/01/2040	Aa3	1,555,000	1,565,403
Mercer County KY School District Finance Corporation	4.000	05/01/2041	Aa3	1,950,000	1,955,967
Mercer County KY School District Finance Corporation	4.000	05/01/2044	Aa3	450,000	439,866
Mercer County KY School District Finance Corporation	4.250	08/01/2044	Aa3	1,495,000	1,495,972
Mercer County KY School District Finance Corporation	4.375	08/01/2045	Aa3	1,500,000	1,505,535
Montgomery County KY School District Finance Corporation	4.250	04/01/2044	Aa3	530,000	534,929
Montgomery County KY School District Finance Corporation	4.375	04/01/2045	Aa3	455,000	460,146
Nelson County KY School District Finance Corporation	4.000	06/01/2041	Aa3	1,695,000	1,702,950
Nelson County KY School District Finance Corporation	4.125	06/01/2042	Aa3	1,765,000	1,776,473
Nelson County KY School District Finance Corporation	4.125	11/01/2044	Aa3	2,160,000	2,133,886
Newport KY Independent School District Finance Corporation	3.500	11/01/2028	Aa3	425,000	425,055
Owensboro KY Independent School District Finance Corporation	4.000	04/01/2041	Aa3	1,545,000	1,545,711
Paris KY Independent School District Finance Corporation	5.000	06/01/2027	Aa3	205,000	208,967
Paris KY Independent School District Finance Corporation	5.000	06/01/2028	Aa3	215,000	223,774

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Paris KY Independent School District Finance Corporation	5.000%	06/01/2029	Aa3	$170,000	$180,754
Paris KY Independent School District Finance Corporation	4.000	03/01/2042	Aa3	1,000,000	1,004,610
Paris KY Independent School District Finance Corporation	4.000	06/01/2043	Aa3	335,000	329,727
Pike County KY School District Finance Corporation	4.000	02/01/2028	Aa3	295,000	295,021
Powell County KY School District Finance Corporation	4.000	02/01/2039	Aa3	1,235,000	1,252,883
Pulaski County KY School District Finance Corporation	4.500	06/01/2045	Aa3	3,300,000	3,335,079
Raceland-Worthington KY Independent School District Finance Corporation	3.400	06/01/2037	Aa3	530,000	519,548
Robertson County KY School District Finance Corporation	4.000	02/01/2042	Aa3	300,000	297,585
Robertson County KY School District Finance Corporation	4.000	02/01/2043	Aa3	310,000	304,820
Rockcastle County KY School District Finance Corporation	4.000	03/01/2038	Aa3	1,140,000	1,163,381
Rockcastle County KY School District Finance Corporation	4.000	03/01/2041	Aa3	1,305,000	1,299,206
Rockcastle County KY School District Finance Corporation	4.000	03/01/2041	Aa3	1,275,000	1,278,647
Rockcastle County KY School District Finance Corporation	4.000	03/01/2042	Aa3	1,015,000	1,002,150
Rockcastle County KY School District Finance Corporation	4.000	03/01/2043	Aa3	1,205,000	1,179,093
Rockcastle County KY School District Finance Corporation	4.000	03/01/2043	Aa3	500,000	495,770
Rockcastle County KY School District Finance Corporation	4.000	03/01/2044	Aa3	500,000	490,035
Rockcastle County KY School District Finance Corporation	4.000	03/01/2046	Aa3	705,000	670,779
Russell County KY School District Finance Corporation	4.125	02/01/2042	Aa3	655,000	661,570
Russell County KY School District Finance Corporation	4.125	02/01/2043	Aa3	720,000	724,730
Russell County KY School District Finance Corporation	4.250	02/01/2044	Aa3	520,000	525,346
Russell County KY School District Finance Corporation	4.250	02/01/2045	Aa3	565,000	566,915
Russellville KY Independent School District Finance Corporation	4.000	03/01/2044	Aa3	545,000	532,803
Scott County KY School District Finance Corporation	4.000	06/01/2035	Aa3	1,440,000	1,440,130
Scott County KY School District Finance Corporation	4.000	10/01/2035	Aa3	2,235,000	2,238,911
Scott County KY School District Finance Corporation	4.000	06/01/2036	Aa3	1,500,000	1,500,135
Scott County KY School District Finance Corporation	4.000	10/01/2037	Aa3	2,415,000	2,416,039
Scott County KY School District Finance Corporation	5.000	09/01/2041	Aa3	7,120,000	7,642,252
Scott County KY School District Finance Corporation	4.125	04/01/2047	Aa3	2,025,000	1,965,728
Shelby County KY School District Finance Corporation	4.000	08/01/2037	Aa3	6,240,000	6,240,250
Shelby County KY School District Finance Corporation	4.000	08/01/2038	Aa3	3,000,000	2,997,060
Somerset KY Independent School District Finance Corporation	4.625	08/01/2045	Aa3	1,605,000	1,641,434
Somerset KY Independent School District Finance Corporation	4.625	08/01/2046	Aa3	1,655,000	1,686,478
Spencer County KY Board of Education	4.000	12/01/2043	Aa3	800,000	792,056
Spencer County KY Board of Education	4.375	12/01/2045	Aa3	1,085,000	1,097,651
Taylor County KY School District Finance Corporation	4.000	12/01/2044	Aa3	820,000	801,148
Union County KY School District Finance Corporation	4.500	05/01/2042	Aa3	500,000	515,405
Union County KY School District Finance Corporation	4.500	05/01/2043	Aa3	950,000	979,270
Warren County KY School District Finance Corporation	4.000	02/01/2040	Aa3	2,000,000	2,012,900
Warren County KY School District Finance Corporation	4.250	12/01/2041	Aa3	5,000,000	5,081,350
Wayne Co KY School District Finance Corporation	4.125	12/01/2044	Aa3	1,070,000	1,059,749
Williamstown KY Independent School District Finance Corporation	4.125	05/01/2044	Aa3	490,000	486,614
Woodford County KY School District Finance Corporation	5.000	08/01/2038	Aa3	1,650,000	1,782,693
Woodford County KY School District Finance Corporation	5.000	08/01/2039	Aa3	350,000	377,153

					222,104,708
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
27.21% of Net Assets
KY Association of Counties	5.000	02/01/2028	AA-*	195,000	201,821
KY Association of Counties	4.000	02/01/2029	AA-*	630,000	649,996
KY Association of Counties	5.000	02/01/2029	AA-*	205,000	216,540
KY Association of Counties	5.000	02/01/2030	AA-*	385,000	406,868
KY Association of Counties	5.000	02/01/2030	AA-*	250,000	268,813
KY Association of Counties	5.000	02/01/2031	AA-*	255,000	268,831
KY Association of Counties	4.000	02/01/2033	AA-*	420,000	420,298
KY Association of Counties	4.000	02/01/2034	AA-*	435,000	435,296
KY Association of Counties	4.000	02/01/2035	AA-*	690,000	695,258
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	460,285
KY Association of Counties	4.500	02/01/2036	AA-*	445,000	468,545
KY Association of Counties	4.000	02/01/2037	AA-*	745,000	748,733

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2026

Bond Description	Coupon		Maturity Date	Rating#	Par Value	Fair Value
KY Association of Counties	4.500%		02/01/2037	AA-*	$460,000	$483,143
KY Association of Counties	4.000		02/01/2038	AA-*	3,165,000	3,170,697
KY Association of Counties	4.500		02/01/2038	AA-*	490,000	512,124
KY Association of Counties	4.000		02/01/2039	AA-*	1,000,000	1,001,190
KY Association of Counties	4.500		02/01/2039	AA-*	515,000	535,868
KY Association of Counties	5.000		02/01/2039	AA-*	550,000	594,105
KY Association of Counties	4.500		02/01/2040	AA-*	535,000	553,399
KY Association of Counties	4.500		02/01/2041	AA-*	565,000	584,430
KY Association of Counties	3.500		02/01/2042	AA-*	1,215,000	1,135,624
KY Association of Counties	4.500		02/01/2042	AA-*	1,050,000	1,080,786
KY Association of Counties	4.500		02/01/2043	AA-*	1,455,000	1,496,715
KY Association of Counties	4.000		02/01/2043	AA-*	515,000	510,056
KY Association of Counties	4.000		02/01/2048	AA-*	920,000	864,128
KY Bond Corporation Finance Program	3.000		02/01/2032	AA-*	550,000	536,690
KY Bond Corporation Finance Program	3.000		02/01/2035	AA-*	1,170,000	1,109,371
KY Bond Corporation Finance Program	3.000		02/01/2035	AA-*	930,000	873,949
KY Bond Corporation Finance Program	3.000		02/01/2036	AA-*	1,240,000	1,161,855
KY Bond Corporation Finance Program	3.000		02/01/2036	AA-*	965,000	901,957
KY Bond Corporation Finance Program	3.000		02/01/2037	AA-*	990,000	916,562
KY Bond Corporation Finance Program	3.000		02/01/2038	AA-*	980,000	888,968
KY Bond Corporation Finance Program	3.000		02/01/2038	AA-*	1,025,000	934,247
KY Bond Corporation Finance Program	3.000		02/01/2039	AA-*	1,050,000	945,966
KY Bond Corporation Finance Program	3.000		02/01/2040	AA-*	1,030,000	917,823
KY Bond Corporation Finance Program	3.000		02/01/2041	AA-*	1,000,000	871,080
KY Bond Corporation Finance Program	4.000		02/01/2041	AA-*	620,000	620,291
KY Bond Corporation Finance Program	3.000		02/01/2041	AA-*	1,065,000	930,895
KY Bond Corporation Finance Program	4.375		02/01/2041	AA-*	920,000	941,914
KY Bond Corporation Finance Program	3.000		02/01/2042	AA-*	420,000	361,901
KY Bond Corporation Finance Program	3.000		02/01/2043	AA-*	430,000	365,560
KY Bond Corporation Finance Program	4.375		02/01/2043	AA-*	455,000	465,310
KY Bond Corporation Finance Program	3.000		02/01/2044	AA-*	450,000	374,873
KY Bond Corporation Finance Program	4.375		02/01/2047	AA-*	765,000	766,056
KY Bond Development	4.000		02/01/2047	AA-*	510,000	489,896
KY State Bond Corporation	4.750		02/01/2045	AA-*	585,000	605,370
KY State Bond Corporation	4.375		02/01/2046	AA-*	475,000	477,280
KY State Bond Corporation	4.750		02/01/2047	AA-*	570,000	584,227
KY State Property & Building #115	5.000		04/01/2033	Aa3	4,565,000	4,632,927
KY State Property & Building #115	5.000		04/01/2034	Aa3	13,975,000	14,180,852
KY State Property & Building #115	5.000		04/01/2036	Aa3	14,460,000	14,655,640
KY State Property & Building #117	5.000		05/01/2032	Aa3	3,680,000	3,742,008
KY State Property & Building #117	5.000		05/01/2033	Aa3	3,550,000	3,607,759
KY State Property & Building #117	5.000		05/01/2034	Aa3	5,825,000	5,915,870
KY State Property & Building #117	5.000		05/01/2035	Aa3	5,065,000	5,139,000
KY State Property & Building #117	5.000		05/01/2036	Aa3	5,275,000	5,348,534
KY State Property & Building #119	5.000		05/01/2034	Aa3	725,000	750,426
KY State Property & Building #119	5.000		05/01/2035	Aa3	10000000	10,321,700
KY State Property & Building #119	5.000		05/01/2036	Aa3	10,000,000	10,309,000
KY State Property & Building #127	5.000		06/01/2029	Aa3	1,000,000	1,069,650
KY State Property & Building #127	5.250		06/01/2040	Aa3	10,000,000	10,967,200
KY State Property & Building #127	5.250		06/01/2041	Aa3	8,745,000	9,576,125
KY State Property & Building #127	5.250		06/01/2042	Aa3	15,975,000	17,475,370
KY State Property & Building #130	4.000		11/01/2041	Aa3	1,500,000	1,514,790
KY State Property & Building #130	5.000		11/01/2042	Aa3	1,500,000	1,647,735
KY State Property & Building #130	4.000		11/01/2043	Aa3	7,000,000	6,939,170
KY State Property & Building #130	5.250		11/01/2044	Aa3	8,140,000	9,000,642
KY State Property & Building #131	4.000		10/01/2044	Aa3	2,500,000	2,455,350
KY State Property & Building #132	4.125		04/01/2045	Aa3	5,000,000	4,970,650
KY State Property & Building #132	5.000		04/01/2045	Aa3	5,000,000	5,411,950
KY State Property & Building #135	5.000	^	03/01/2046	Aa3	2,500,000	2,704,975

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Louisville & Jefferson County Visitors & Convention Commission	4.000%	06/01/2034	A1	$1,450,000	$1,450,116
Paducah KY	4.250	12/01/2044	AA-*	1,915,000	1,927,065
Somerset KY	5.000	06/01/2029	A1	380,000	403,818

					190,923,912
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.17% of Net Assets
Boyle County KY Educational Facilities Revenue Centre College	5.000	06/01/2037	Baa1	2,865,000	2,891,043
Boyle County KY Educational Facilities Revenue Centre College	5.250	06/01/2043	Baa1	2,000,000	2,087,680
Eastern KY University	5.000	10/01/2026	Aa3	655,000	659,317
Eastern KY University General Receipts	4.500	04/01/2032	Aa3	840,000	840,185
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2029	Baa1	320,000	327,075
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2030	Baa1	170,000	174,150
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2033	Baa1	1,345,000	1,379,836
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2034	Baa1	1,605,000	1,644,467
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2035	Baa1	2,165,000	2,210,985
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2036	Baa1	2,835,000	2,890,453
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2038	Baa1	1,340,000	1,359,283
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2038	Baa1	200,000	195,722
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2046	Baa1	2,545,000	2,288,668
KY State Property & Building #116	5.000	10/01/2035	Aa3	4,165,000	4,259,754
KY State Property & Building #116	5.000	10/01/2036	Aa3	2,725,000	2,783,288
Murray KY State University General Receipts	4.000	03/01/2043	Aa3	1,410,000	1,406,531
Murray State University	3.000	09/01/2039	Aa3	1,390,000	1,223,839
Murray State University	3.000	09/01/2041	Aa3	1,470,000	1,257,129
University of Kentucky General Receipts	4.000	10/01/2030	Aa2	90,000	90,016
University of Kentucky General Receipts	4.000	10/01/2032	Aa2	750,000	750,030
University of Kentucky General Receipts	4.000	10/01/2036	Aa2	8,160,000	8,159,918
University of Kentucky General Receipts	4.000	10/01/2038	Aa2	10,855,000	10,855,106
University of Kentucky Parking	5.000	04/01/2044	Aa3	1,275,000	1,382,011
University of Kentucky Parking	4.000	10/01/2044	Aa3	1,650,000	1,612,248
University of Kentucky Parking	5.000	04/01/2045	Aa3	1,725,000	1,856,514
University of Louisville	4.000	09/01/2030	Aa3	745,000	767,566
University of Louisville	3.000	09/01/2039	Aa3	1,450,000	1,299,867
University of Louisville	3.000	09/01/2040	Aa3	1,495,000	1,326,962
University of Louisville	3.000	09/01/2042	Aa3	1,575,000	1,359,776
Western KY University	5.000	09/01/2029	Aa3	750,000	797,805
Western KY University	4.000	09/01/2034	Aa3	575,000	575,627
Western KY University	4.000	09/01/2035	Aa3	595,000	595,625
Western KY University	4.000	09/01/2036	Aa3	620,000	620,589
Western KY University	4.000	09/01/2044	Aa3	2,500,000	2,418,250

					64,347,315
PUBLIC FACILITIES REVENUE BONDS
8.48% of Net Assets
Ashland KY	4.000	11/01/2047	A2	675,000	648,702
Bath County KY Public Properties	4.625	06/01/2045	Aa3	1,040,000	1,075,110
Bath County KY Public Properties	4.625	06/01/2046	Aa3	1,090,000	1,120,171
Covington KY	4.000	12/01/2042	A1	955,000	942,518
Covington KY	4.125	12/01/2043	A1	995,000	993,129
Covington KY	4.125	12/01/2044	A1	1,030,000	1,018,825
Covington KY	4.125	12/01/2045	A1	1,585,000	1,552,777
Covington KY	4.125	12/01/2046	A1	1,665,000	1,621,194
Covington KY	4.000	12/01/2048	A1	2,000,000	1,862,340
Elizabethtown KY	4.000	09/01/2041	Aa2	485,000	484,981
Elizabethtown KY	4.000	09/01/2042	Aa2	710,000	705,790
Elizabethtown KY	4.000	09/01/2044	Aa2	1,510,000	1,469,940
Glasgow KY Park Project	4.000	12/01/2044	A1	1,110,000	1,085,880
Henderson KY	4.000	12/01/2042	Aa3	810,000	809,012
Henderson KY	4.000	12/01/2043	Aa3	840,000	830,626

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY Bond Development	5.000%	09/01/2035	A2	$1,275,000	$1,317,534
KY Bond Development	5.000	09/01/2036	A2	2,000,000	2,063,740
KY State Certificate of Participation	4.000	04/15/2030	Aa3	1,500,000	1,527,495
KY State Certificate of Participation	4.000	04/15/2031	Aa3	1,350,000	1,372,626
KY State Certificate of Participation	5.000	04/15/2038	Aa3	5,000,000	5,154,400
KY State Certificate of Participation	5.000	06/15/2038	Aa3	7,535,000	7,541,028
Laurel County KY General Obligation	4.000	05/01/2031	AA*	1,295,000	1,304,609
Laurel County KY General Obligation	4.000	05/01/2034	AA*	1,440,000	1,449,504
Laurel County KY General Obligation	4.000	05/01/2035	AA*	1,495,000	1,502,281
Laurel County KY General Obligation	4.000	05/01/2036	AA*	1,555,000	1,562,946
Laurel County KY General Obligation	4.000	05/01/2037	AA*	1,620,000	1,625,233
Laurel County KY General Obligation	4.000	05/01/2038	AA*	1,680,000	1,686,384
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2029	A1	1,000,000	1,000,120
Madison County KY Public Properties Judicial Center	4.125	06/01/2041	Aa3	1,180,000	1,194,915
Marshall County Library	4.000	06/01/2038	Aa3	1,060,000	1,064,155
Richmond KY General Obligation	4.375	06/01/2044	Aa2	1,270,000	1,292,352
River City, Inc. Parking Authority	3.000	12/01/2036	Aa3	835,000	775,899
River City, Inc. Parking Authority	3.000	12/01/2037	Aa3	860,000	794,459
Scott County KY Public Projects	4.000	05/01/2041	Aa3	1,000,000	1,012,730
Scott County KY Public Projects	4.000	05/01/2042	Aa3	500,000	502,990
Scott County KY Public Projects	4.000	05/01/2043	Aa3	2,415,000	2,419,733
Scott County KY Public Projects	4.250	05/01/2044	Aa3	3,450,000	3,507,372
Taylor County KY Library	4.000	12/01/2044	Aa3	290,000	288,124
Taylor County KY Library	4.000	12/01/2045	Aa3	300,000	294,426
Taylor County KY Library	4.000	12/01/2046	Aa3	315,000	304,312
Taylor County KY Public Courthouse	4.000	09/01/2027	Aa3	700,000	701,337

					59,481,699
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
6.32% of Net Assets
KY State Housing Corporation	3.650	07/01/2027	Aa1	660,000	664,924
KY State Housing Corporation	3.750	07/01/2028	Aa1	345,000	350,530
KY State Housing Corporation	3.850	07/01/2029	Aa1	450,000	458,829
KY State Housing Corporation	3.350	07/01/2029	Aa1	305,000	308,132
KY State Housing Corporation	3.400	07/01/2030	Aa1	200,000	201,792
KY State Housing Corporation	4.250	01/01/2034	Aa1	250,000	259,250
KY State Housing Corporation	4.300	07/01/2034	Aa1	325,000	339,862
KY State Housing Corporation	4.350	01/01/2035	Aa1	310,000	318,404
KY State Housing Corporation	4.350	07/01/2035	Aa1	605,000	629,630
KY State Housing Corporation	4.400	07/01/2038	Aa1	3,005,000	3,084,723
KY State Housing Corporation	4.700	07/01/2043	Aa1	3,500,000	3,590,125
KY State Housing Corporation	4.400	07/01/2044	Aa1	2,945,000	2,960,874
KY State Housing Corporation	4.350	07/01/2044	Aa1	1,200,000	1,206,480
KY State Housing Corporation	4.500	07/01/2045	Aa1	4,000,000	4,022,400
KY State Housing Corporation	4.900	07/01/2045	Aa1	2,000,000	2,073,120
KY State Housing Corporation	4.800	07/01/2045	Aa1	2,445,000	2,511,626
KY State Housing Corporation	4.550	07/01/2046	Aa1	5,500,000	5,517,325
KY State Housing Corporation	4.800	07/01/2048	Aa1	5,680,000	5,771,732
KY State Housing Corporation	4.600	07/01/2049	Aa1	4,000,000	4,011,880
KY State Housing Corporation	4.500	07/01/2049	Aa1	2,040,000	2,034,206
KY State Housing Corporation	4.625	07/01/2049	Aa1	4,000,000	4,003,320

					44,319,164
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.18% of Net Assets
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2032	AA*	1,810,000	1,810,326
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2035	AA*	1,390,000	1,390,056
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2036	AA*	1,200,000	1,200,144
KY Development Corporation Hospital Facilities — St. Elizabeth	5.000	05/01/2039	AA*	1,685,000	1,688,235
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2033	A*	4,060,000	4,074,696

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Louisville & Jefferson County Norton Healthcare	4.000%	10/01/2034	A*	$580,000	$577,146
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2035	A*	3,850,000	3,823,320
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2036	A*	2,005,000	1,993,231
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2042	A*	2,750,000	2,925,038
Louisville & Jefferson County Norton Healthcare	3.000	10/01/2043	A*	4,000,000	3,314,920
Warren County KY Hospital	5.000	04/01/2032	AA-*	1,200,000	1,327,224
Warren County KY Hospital	5.000	04/01/2043	AA-*	875,000	946,111
Warren County KY Hospital	5.000	04/01/2044	AA-*	2,685,000	2,860,465
Warren County KY Hospital	5.250	04/01/2049	AA-*	8,000,000	8,447,440

					36,378,352
MUNICIPAL UTILITY REVENUE BONDS
4.35% of Net Assets
Campbell & Kenton Counties Sanitation District #1	4.000	08/01/2031	Aa1	1,000,000	1,000,800
Henderson KY	4.000	06/01/2028	Aa3	385,000	394,148
KY Rural Water Finance Corporation	5.000	08/01/2029	AA-*	595,000	633,794
KY Rural Water Finance Corporation	3.000	02/01/2032	AA-*	240,000	236,110
KY Rural Water Finance Corporation	3.000	02/01/2033	AA-*	370,000	362,611
KY Rural Water Finance Corporation	5.125	02/01/2035	AA-*	295,000	295,089
KY Rural Water Finance Corporation	3.000	08/01/2036	AA-*	285,000	268,097
KY Rural Water Finance Corporation	3.000	08/01/2037	AA-*	280,000	261,332
KY State Association of Counties Finance Corporation	4.000	02/01/2031	AA-*	405,000	410,152
KY State Association of Counties Finance Corporation	4.000	02/01/2033	AA-*	415,000	420,022
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2037	Aa3	10,000,000	10,095,100
Murray KY Electric Plant	3.000	12/01/2036	A1	370,000	342,306
Murray KY Electric Plant	3.000	12/01/2037	A1	380,000	346,412
Murray KY Electric Plant	3.000	12/01/2038	A1	395,000	354,465
Murray KY Electric Plant	3.000	12/01/2039	A1	405,000	358,976
Murray KY Electric Plant	3.000	12/01/2040	A1	420,000	367,139
Murray KY Electric Plant	3.000	12/01/2041	A1	430,000	374,083
Murray KY Electric Plant	3.000	12/01/2042	A1	445,000	382,580
Owensboro KY Electric Light & Power	4.000	01/01/2031	A3	245,000	246,103
Owensboro KY Electric Light & Power	4.000	01/01/2033	A3	275,000	276,020
Owensboro KY Electric Light & Power	4.000	01/01/2034	A3	305,000	306,025
Owensboro KY Electric Light & Power	4.000	01/01/2035	A3	200,000	200,602
Owensboro KY Electric Light & Power	4.000	01/01/2036	A3	325,000	325,835
Owensboro KY Electric Light & Power	4.000	01/01/2037	A3	410,000	410,910
Owensboro KY Water Revenue	4.000	09/15/2034	A1	2,075,000	2,094,941
Owensboro KY Water Revenue	4.000	09/15/2035	A1	2,155,000	2,171,355
Owensboro KY Water Revenue	4.000	09/15/2037	A1	1,950,000	1,956,533
Owensboro KY Water Revenue	4.000	09/15/2039	A1	2,125,000	2,127,632
Owensboro-Daviess County KY Water	4.000	12/01/2043	A+*	800,000	786,176
Rural Water Financing Agency	5.000	08/01/2030	AA-*	545,000	594,056
Rural Water Financing Agency	5.000	02/01/2043	AA-*	1,965,000	2,120,432

					30,519,836
REFUNDING BONDS
4.20% of Net Assets
Covington KY	4.000	10/01/2040	A1	870,000	874,263
KY Association of Counties	3.000	02/01/2034	AA-*	480,000	457,944
KY Association of Counties	3.000	02/01/2035	AA-*	505,000	477,760
KY Association of Counties	3.000	02/01/2036	AA-*	510,000	473,958
KY State Property & Building #112	5.000	11/01/2026	Aa3	555,000	559,679
KY State Property & Building #133	5.000	09/01/2043	Aa3	2,500,000	2,746,575
KY State Property & Building #133	4.125	09/01/2043	Aa3	2,500,000	2,527,500
KY State Property & Building #133	5.000	09/01/2044	Aa3	5,000,000	5,460,650
KY State Property & Building #133	5.000	09/01/2045	Aa3	10,000,000	10,856,700
KY State Property & Building #133	4.250	09/01/2045	Aa3	5,000,000	5,018,600

					29,453,629

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
2.24% of Net Assets
KY State Turnpike Authority Economic Development	5.000%	07/01/2026	Aa2	$1,385,000	$1,385,097
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2034	Aa2	1,120,000	1,120,067
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2036	Aa2	400,000	406,812
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2037	Aa2	500,000	507,720
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2038	Aa2	1,100,000	1,183,490
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2039	Aa2	3,255,000	3,480,376
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2040	Aa2	2,250,000	2,399,400
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2041	Aa2	3,555,000	3,779,321
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2042	Aa2	1,400,000	1,485,050

					15,747,333
AD VALOREM PROPERTY BONDS
0.36% of Net Assets
Henderson KY	5.000	09/01/2029	Aa3	600,000	640,872
Henderson KY	3.000	09/01/2042	Aa3	845,000	722,348
Warren County KY General Obligation	4.000	06/01/2035	Aa1	1,175,000	1,184,059

					2,547,279
AIRPORT REVENUE BONDS
0.16% of Net Assets
Kenton County Airport	5.000	01/01/2029	A1	240,000	240,394
Kenton County Airport	5.000	01/01/2034	A1	275,000	289,253
Kenton County Airport	5.000	01/01/2035	A1	300,000	315,030
Kenton County Airport	5.000	01/01/2037	A1	250,000	261,108

					1,105,785
Total Investments 99.31% of Net Assets (cost $696,695,873) (See footnote 6 for further explanation)					$696,929,012

Other assets in excess of liabilities 0.69%					4,852,949

Net Assets 100%					$701,781,961

#	Ratings by Moody’s Ratings unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
^	When-issued security or extended settlement — see footnote 1(D)

Other Information

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	696,929,012
Level 3	Significant Unobservable Inputs	—

$696,929,012

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026

ASSETS:
Investments in securities, at fair value (Cost: $696,695,873)		$696,929,012
Cash		3,123,652
Receivable for fund shares sold		158,946
Interest receivable		7,696,016

Total assets		707,907,626
LIABILITIES:
Payable for:
Investments purchased	2,677,700
Distributions to shareholders	2,471,825
Fund shares redeemed	396,659
Investment advisory fee	231,881
Transfer agent fee	69,380
Audit fees	137,050
Custodian fee	25,581
Trustees fees	18,204
Accrued expenses	97,385

Total liabilities		6,125,665

NET ASSETS:
Paid-in capital		730,698,084
Total accumulated loss		(28,916,123)

Total Net Assets		$701,781,961

NET ASSET VALUE, offering price and redemption price per share (96,454,519 shares outstanding; unlimited number of shares authorized; no par value)		$7.28

STATEMENT OF OPERATIONS

For the year ended June 30, 2026

Net investment income:
Interest income	$26,382,362

Expenses:
Investment advisory fee	2,823,278
Transfer agent fee	845,410
Professional fees	250,823
Trustees fees	67,847
Custodian fee	58,121
Pricing fees	45,216
Registration fees	37,304
Other expenses	95,132

Total expenses	4,223,131
Custodian fee reduction (Note 7)	(340)

Net expenses	4,222,791

Net investment income	22,159,571

Realized and unrealized gain/(loss) on investments:
Net realized loss	(3,906,840)
Net change in unrealized appreciation/depreciation	32,400,388

Net realized and unrealized gain on investments	28,493,548

Net increase in net assets resulting from operations	$50,653,119

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2026 and 2025

	2026	2025
Operations:
Net investment income	$22,159,571	$21,124,828
Net realized loss on investments	(3,906,840)	(6,200,953)
Net change in unrealized appreciation/depreciation	32,400,388	(15,409,185)

Net increase/(decrease) in net assets resulting from operations	50,653,119	(485,310)
Total distributions (Note 6)	(22,159,571)	(21,124,828)
Net Fund share transactions (Note 4)	(33,354,663)	(8,703,159)

Total decrease	(4,861,115)	(30,313,297)
Net assets:
Beginning of year	706,643,076	736,956,373

End of year	$701,781,961	$706,643,076

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$6.98	$7.20	$7.18	$7.20	$8.02

Income from investment operations:
Net investment income	0.23	0.21	0.19	0.19	0.18
Net gains/(losses) on investments (b)	0.30	(0.22)	0.02	(0.02)	(0.82)

Total from investment operations	0.53	(0.01)	0.21	0.17	(0.64)
Less distributions:
Distributions from net investment income	(0.23)	(0.21)	(0.19)	(0.19)	(0.18)
Distributions from capital gains	0.00	0.00	0.00	0.00	0.00 (c)

Total distributions	(0.23)	(0.21)	(0.19)	(0.19)	(0.18)

Net asset value, end of year	$7.28	$6.98	$7.20	$7.18	$7.20

Total return	7.65%	(0.18)%	3.03%	2.35%	(8.11)%
Net assets, end of year (in thousands)	$701,782	$706,643	$736,956	$798,821	$860,282
Ratio of net expenses to average net assets (a)	0.60%	0.61%	0.62%	0.60%	0.56%
Ratio of gross expenses to average net assets	0.60%	0.61%	0.62%	0.60%	0.56%
Ratio of net investment income to average net assets	3.17%	2.92%	2.70%	2.59%	2.31%
Portfolio turnover	8.49%	18.92%	14.50%	10.67%	14.39%

(a)	Percentages are after custodian expense reduction for which no recovery will be sought.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.
(c)	Rounds to less than $0.01.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

June 30, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
22.06% of Net Assets
Canton MS Public School District Certificate of Participation	5.250%	01/01/2045	AA*	$100,000	$109,842
Mississippi State	4.000	10/01/2039	Aa2	200,000	201,062
MS Development Bank Special Obligation Meridian Schools	4.000	04/01/2039	Aa2	100,000	100,880
MS Development Bank Special Obligation Rankin School District	4.000	06/01/2033	AA*	90,000	90,621
MS Development Bank Special Obligation Rankin School District	5.000	06/01/2037	AA*	200,000	210,180
MS Development Bank Special Obligation Rankin School District	5.000	06/01/2040	AA*	100,000	104,295
MS Development Bank Special Obligation Vicksburg Warren School District	5.500	03/01/2038	AA*	100,000	105,494

					922,374
PUBLIC FACILITIES REVENUE BONDS
19.87% of Net Assets
MS Alcoholic Beverage Control Revenue	4.000	10/01/2045	Aa2	100,000	97,372
MS Alcoholic Beverage Control Revenue	5.000	10/01/2049	Aa2	100,000	104,743
MS Development Bank Special Obligation Dept of Corrections —Walnut Grove	5.000	08/01/2027	AA-*	200,000	205,016
MS Development Bank Special Obligation Desoto County Convention Center	5.000	03/01/2044	AA*	70,000	74,734
MS Development Bank Special Obligation Lauderdale Correctional Facilities	4.000	03/01/2037	Aa3	100,000	100,220
MS Development Bank Special Obligation Vicksburg Sports Complex	5.000	07/01/2048	AA*	245,000	248,680

					830,765
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
15.51% of Net Assets
Mississippi State Home Corporation	4.400	12/01/2043	Aa1	350,000	353,688
Mississippi State Home Corporation	4.375	12/01/2044	Aa1	150,000	151,376
Mississippi State Home Corporation	4.050	12/01/2047	Aa1	150,000	143,162

					648,226
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
15.36% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2034	AA*	200,000	200,050
MS Development Bank Special Obligation Madison County Public Improvement	4.250	05/01/2046	Aa2	50,000	50,363
MS Development Bank Special Obligation Olive Branch Public Improvement	4.000	06/01/2044	Aa2	225,000	224,993
Pearl MS	4.750	09/01/2038	A3	155,000	166,777

					642,183
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
15.00% of Net Assets
Alcorn MS State University Educational Building Corporation	4.000	09/01/2035	Aa2	100,000	100,078
MS Development Bank Special Obligation Gulf Coast Community Project	4.000	12/01/2034	AA-*	300,000	300,780
MS State University Educational Building Corporation	4.000	08/01/2043	Aa2	125,000	124,079
University of MS Educational Building Corporation	4.000	10/01/2037	Aa2	100,000	102,104

					627,041
LEASE REVENUE BONDS
5.43% of Net Assets
Warren County MS Certificate of Participation	6.000	09/01/2042	Aa3	100,000	113,688
Warren County MS Certificate of Participation	6.000	09/01/2043	Aa3	100,000	113,085

					226,773
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.00% of Net Assets
Medical Center Educational Building Corporation University of Mississippi	5.000	06/01/2042	Aa2	165,000	167,125

Total Investments 97.23% of Net Assets (cost $4,024,910) (See footnote 6 for further explanation)					$4,064,487

Other assets in excess of liabilities 2.77%					115,620

Net Assets 100%					$4,180,107

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

June 30, 2026

#	Ratings by Moody’s Ratings unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

Other Information

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	4,064,487
Level 3	Significant Unobservable Inputs	—

$4,064,487

The accompanying footnotes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026

ASSETS:
Investments in securities, at fair value (Cost: $4,024,910)		$4,064,487
Cash		87,981
Interest receivable		42,967

Total assets		4,195,435
LIABILITIES:
Payable for:
Distributions to shareholders	5,812
Fund shares redeemed	2,903
Net investment advisory fee	767
Transfer agent fee	511
Audit fees	1,104
Custodian fee	715
Trustee fees	195
Accrued expenses	3,321

Total liabilities		15,328

NET ASSETS:
Paid-in capital		4,726,016
Total accumulated loss		(545,909)

Total Net Assets		$4,180,107

NET ASSET VALUE, offering price and redemption price per share (375,948 shares outstanding; unlimited number of shares authorized; no par value)		$11.12

STATEMENT OF OPERATIONS

For the year ended June 30, 2026

Net investment income:
Interest income	$168,739

Expenses:
Investment advisory fee	21,460
Transfer agent fee	6,438
Registration fees	13,530
Custodian fee	7,775
Pricing fees	3,803
Professional fees	1,773
Printing expense	1,601
Trustees fees	421
Other expenses	887

Total expenses	57,688
Fees waived by Adviser (Note 2)	(23,012)
Fees waived by Transfer Agent (Note 2)	(4,516)
Custodian fee reduction (Note 7)	(46)

Net expenses	30,114

Net investment income	138,625

Realized and unrealized gain/(loss) on investments:
Net realized loss	(5,361)
Net change in unrealized appreciation/depreciation	156,653

Net realized and unrealized gain on investments	151,292

Net increase in net assets resulting from operations	$289,917

The accompanying footnotes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2026 and 2025

	2026	2025
Operations:
Net investment income	$138,625	$159,893
Net realized loss on investments	(5,361)	(90,600)
Net change in unrealized appreciation/depreciation	156,653	(64,383)

Net increase in net assets resulting from operations	289,917	4,910
Total distributions (Note 6)	(138,625)	(159,893)
Net Fund share transactions (Note 4)	(481,929)	(4,941,021)

Total decrease	(330,637)	(5,096,004)
Net assets:
Beginning of year	4,510,744	9,606,748

End of year	$4,180,107	$4,510,744

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$10.74	$11.07	$11.08	$11.22	$12.40

Income from investment operations:
Net investment income	0.36	0.34	0.29	0.26	0.25
Net gains/(losses) on investments (c)	0.38	(0.33)	(0.01)	(0.14)	(1.16)

Total from investment operations	0.74	0.01	0.28	0.12	(0.91)
Less distributions:
Distributions from net investment income	(0.36)	(0.34)	(0.29)	(0.26)	(0.25)
Distributions from capital gains	0.00	0.00	0.00	0.00 (b)	(0.02)

Total distributions	(0.36)	(0.34)	(0.29)	(0.26)	(0.27)

Net asset value, end of year	$11.12	$10.74	$11.07	$11.08	$11.22

Total return	6.93%	0.08%	2.60%	1.16%	(7.46)%
Net assets, end of year (in thousands)	$4,180	$4,511	$9,607	$8,422	$10,030
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	1.34%	1.13%	0.96%	1.06%	0.96%
Ratio of net investment income to average net assets	3.23%	3.09%	2.65%	2.38%	2.06%
Portfolio turnover	2.97%	10.08%	17.87%	22.86%	9.15%

(a)	Percentages are after voluntary expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.
(c)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
20.11% of Net Assets
Buncombe County NC Metropolitan Sewer District	5.000%	07/01/2039	Aaa	$550,000	$550,286
Cary NC Combined Enterprise Systems	4.000	12/01/2028	Aaa	250,000	250,028
Cary NC Combined Enterprise Systems	4.000	12/01/2042	Aaa	1,000,000	1,001,070
Clayton NC Water & Sewer Revenue	5.000	08/01/2040	Aa3	700,000	763,098
Durham NC Utility System Revenue	4.000	08/01/2044	Aa1	250,000	251,885
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,000,480
Fuquay-Varina NC Combined Utilities Revenue	4.000	06/01/2043	Aa2	1,000,000	1,011,490
Fuquay-Varina NC Combined Utilities Revenue	4.000	02/01/2044	Aa2	1,000,000	1,003,870
Fuquay-Varina NC Combined Utilities Revenue	4.000	06/01/2045	Aa2	740,000	741,480
Fuquay-Varina NC Combined Utilities Revenue	4.125	06/01/2049	Aa2	1,000,000	984,660
Greensboro NC Enterprise System Revenue	4.000	06/01/2047	Aa1	355,000	353,495
Greenville NC Combined Enterprise System Revenue	5.000	08/01/2044	Aa1	905,000	938,186
Greenville NC Combined Enterprise System Revenue	4.125	12/01/2043	Aa1	460,000	467,645
Greenville NC Combined Enterprise System Revenue	5.000	09/01/2049	Aa1	1,250,000	1,328,313
Hendersonville NC Water & Sewer System Revenue	4.500	06/01/2043	Aa3	550,000	578,028
Holly Springs NC Enterprise System Revenue	4.000	11/01/2044	Aa2	1,165,000	1,167,412
Holly Springs NC Enterprise System Revenue	5.000	11/01/2047	Aa2	250,000	271,203
Johnston County NC Water & Sewer Revenue	4.000	04/01/2043	Aa2	300,000	303,351
Johnston County NC Water & Sewer Revenue	5.000	04/01/2043	Aa2	310,000	339,776
Johnston County NC Water & Sewer Revenue	4.000	04/01/2044	Aa2	500,000	502,035
Lincoln County NC Enterprise System Revenue	3.000	08/01/2038	AA*	160,000	149,162
Lincoln County NC Enterprise System Revenue	3.000	08/01/2039	AA*	340,000	313,477
Lincoln County NC Enterprise System Revenue	3.000	08/01/2040	AA*	265,000	240,678
Lincoln County NC Enterprise System Revenue	3.000	08/01/2041	AA*	240,000	215,282
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,150,068
Mebane NC Combined Utilities Revenue	4.000	08/01/2044	Aa3	500,000	498,710
Monroe NC Limited Obligation	5.000	03/01/2028	Aa3	95,000	95,120
Monroe NC Limited Obligation	5.000	03/01/2029	Aa3	195,000	195,250
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2028	A*	125,000	125,200
Onslow NC Water & Sewer Authority Combined Enterprises	4.000	12/01/2049	Aa3	375,000	359,558
Salisbury NC Enterprise System Revenue	5.000	02/01/2045	AA-*	540,000	561,881
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1	920,000	920,423
Sanford NC Enterprise System Revenue	4.000	06/01/2043	Aa3	295,000	296,985
Sanford NC Enterprise System Revenue	4.000	06/01/2044	Aa3	280,000	279,283
Sanford NC Enterprise System Revenue	4.000	06/01/2044	Aa3	330,000	329,155
Sanford NC Enterprise System Revenue	4.000	06/01/2045	Aa3	230,000	230,460
Union County NC Enterprise System Revenue	4.000	06/01/2044	Aa2	335,000	335,174
Union County NC Enterprise System Revenue	3.000	06/01/2051	Aa2	250,000	198,958
Wake County NC Industrial Facilities & Pollution Control Duke Energy	4.000	06/01/2041	Aa3	1,260,000	1,259,935
Warren County NC Limited Obligation	5.000	06/01/2027	A1	160,000	160,136

					21,722,686
SCHOOL IMPROVEMENT BONDS
18.98% of Net Assets
Alamance County NC	4.000	05/01/2041	Aa1	635,000	649,567
Alamance County NC	4.000	05/01/2042	Aa1	305,000	310,331
Ashe NC	4.125	06/01/2044	Aa3	650,000	657,651
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa1	250,000	250,390
Buncombe County NC Limited Obligation	4.000	06/01/2036	Aa1	125,000	128,514
Buncombe County NC Limited Obligation	5.000	06/01/2044	Aa1	250,000	273,743
Buncombe County NC Limited Obligation	4.000	06/01/2046	Aa1	1,115,000	1,121,330
Cabarrus County NC Limited Obligation	4.000	06/01/2034	Aa1	795,000	802,139
Cabarrus County NC Limited Obligation	4.000	06/01/2035	Aa1	1,650,000	1,661,237
Catawba County NC Limited Obligation	4.000	04/01/2042	Aa2	420,000	424,444
Catawba County NC Limited Obligation	4.000	04/01/2043	Aa2	320,000	323,955
Chatham County NC Limited Obligation	4.000	11/01/2036	Aa1	750,000	761,348
Chatham County NC Limited Obligation	4.000	11/01/2037	Aa1	2,000,000	2,028,460

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Harnett County NC Limited Obligation	4.250%	04/01/2044	Aa3	$650,000	$660,426
Henderson County NC Limited Obligation	4.000	06/01/2034	Aa2	200,000	203,700
Johnson City NC Limited Obligation	5.000	04/01/2047	Aa1	300,000	322,755
Macon County NC Limited Obligation	4.000	10/01/2043	Aa3	500,000	503,475
Macon County NC Limited Obligation	4.000	10/01/2044	Aa3	500,000	499,330
Orange County NC Limited Obligation	5.000	10/01/2042	Aa1	250,000	278,363
Pender County NC	4.000	03/01/2045	Aa2	1,050,000	1,052,016
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	501,050
Pitt County NC Limited Obligation	4.000	04/01/2034	Aa2	550,000	550,627
Rutherford County NC Limited Obligation	5.000	03/01/2029	A1	175,000	185,850
Sampson County NC Limited Obligation	5.000	09/01/2040	A1	1,750,000	1,777,318
Scotland County NC	5.000	12/01/2026	A*	50,000	50,481
Scotland County NC	5.000	12/01/2027	A*	140,000	144,472
Scotland County NC	4.500	12/01/2036	A*	1,170,000	1,183,326
Surry County NC Limited Obligation	4.000	06/01/2036	Aa3	590,000	598,762
Surry County NC Limited Obligation	4.000	06/01/2037	Aa3	730,000	738,205
Wayne County NC	4.000	06/01/2034	Aa3	1,500,000	1,504,395
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	350,406

					20,498,066
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
14.18% of Net Assets
Appalachian NC State University	4.000	10/01/2030	Aa3	200,000	202,730
Appalachian NC State University	4.000	05/01/2033	A1	500,000	506,255
Appalachian NC State University	5.000	05/01/2036	A1	1,000,000	1,034,700
East Carolina NC University	4.125	10/01/2049	Aa3	865,000	866,453
Iredell County NC Community College	5.000	04/01/2027	Aaa	325,000	325,527
NC State University at Raleigh	4.000	10/01/2045	Aa1	590,000	586,053
Pitt County NC Limited Obligation	5.000	04/01/2027	Aa2	495,000	498,084
University of NC at Charlotte Board of Governors	4.000	10/01/2037	Aa3	750,000	751,058
University of NC at Charlotte Board of Governors	5.000	10/01/2042	Aa3	250,000	254,668
University of NC Charlotte	4.000	10/01/2035	Aa3	250,000	251,815
University of NC Charlotte	4.000	10/01/2036	Aa3	250,000	251,233
University of NC Greensboro	4.000	04/01/2035	Aa3	750,000	757,560
University of NC Greensboro	4.000	04/01/2036	Aa3	500,000	505,295
University of NC Greensboro	5.000	04/01/2038	Aa3	425,000	438,800
University of NC Wilmington	4.000	06/01/2029	A1	750,000	750,090
University of NC Wilmington	4.000	04/01/2039	Aa3	1,380,000	1,386,360
University of NC Wilmington Limited Obligation	4.000	06/01/2030	A1	200,000	200,020
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	550,000	550,413
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	500,040
University of North Carolina	5.000	10/01/2033	A1	30,000	30,002
University of North Carolina at Wilmington	5.000	10/01/2026	Aa3	300,000	301,942
Western Carolina NC University	5.000	06/01/2027	AA*	250,000	250,193
Western Carolina NC University	5.000	10/01/2035	Aa3	1,000,000	1,028,840
Western Carolina NC University	5.000	10/01/2043	Aa3	1,000,000	1,022,840
Western Carolina NC University	4.375	04/01/2045	Aa3	600,000	621,384
Western Carolina NC University	5.000	10/01/2045	Aa3	825,000	825,083
Western Carolina NC University	4.500	04/01/2048	Aa3	600,000	613,476

					15,310,914
PUBLIC FACILITIES REVENUE BONDS
9.94% of Net Assets
Burlington NC	4.500	08/01/2044	Aa1	550,000	582,802
Concord NC Limited Obligation	4.000	06/01/2044	Aa1	300,000	301,815
Durham NC Limited Obligation	4.000	04/01/2036	Aa1	1,000,000	1,012,810
Henderson County NC Limited Obligation	4.125	10/01/2045	Aa2	250,000	254,128
Henderson County NC Limited Obligation	4.000	06/01/2046	Aa2	300,000	300,969
Holly Springs NC Limited Obligation	4.125	10/01/2041	Aa1	500,000	514,670
Holly Springs NC Limited Obligation	4.250	10/01/2043	Aa1	365,000	376,008

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Kannapolis NC Limited Obligation	5.000%	04/01/2032	Aa3	$500,000	$500,590
Mecklenburg County NC Limited Obligation	4.000	02/01/2043	Aa1	500,000	507,620
Moore County NC	3.000	06/01/2039	Aa2	350,000	323,649
New Hanover County NC Limited Obligation	4.000	10/01/2044	Aa1	1,080,000	1,083,714
Orange County NC Limited Obligation	4.000	04/01/2047	Aa1	500,000	494,410
Pender County NC Limited Obligation	4.000	04/01/2044	Aa3	1,000,000	997,430
Person County NC Limited Obligation	4.000	12/01/2044	Aa3	1,000,000	997,390
Robeson County NC	4.000	06/01/2046	A1	300,000	294,333
Surry County NC Limited Obligation	3.000	10/01/2038	Aa3	395,000	363,894
Surry County NC Limited Obligation	3.000	10/01/2041	Aa3	635,000	549,142
Thomasville NC Revenue	4.000	05/01/2036	Aa3	500,000	502,795
Wilson City NC	4.000	10/01/2042	Aa2	500,000	505,000
Winston Salem NC Limited Obligation	5.000	06/01/2043	Aa1	250,000	274,285

					10,737,454
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
8.50% of Net Assets
NC Housing Finance Agency Homeownership Revenue	4.000	07/01/2039	Aa1	425,000	425,255
NC Housing Finance Agency Homeownership Revenue	4.350	01/01/2044	Aa1	970,000	979,331
NC State Housing Finance Agency	4.900	07/01/2043	Aa1	1,475,000	1,519,029
NC State Housing Finance Agency	4.350	07/01/2043	Aa1	870,000	878,483
NC State Housing Finance Agency	4.375	07/01/2044	Aa1	2,435,000	2,458,692
NC State Housing Finance Agency	4.550	07/01/2045	Aa1	500,000	503,795
NC State Housing Finance Agency	5.000	07/01/2046	Aa1	2,350,000	2,411,218

					9,175,803
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.77% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Atrium Health	5.000	01/15/2036	Aa2	590,000	617,187
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa2	1,500,000	1,502,010
Charlotte-Mecklenburg NC Hospital Revenue	5.000	01/15/2027	Aa2	170,000	172,215
Henderson County NC Limited Obligation	4.125	06/01/2046	Aa2	150,000	150,420
NC State Medical Care Commission Health Care Facilities Duke University	4.000	06/01/2042	Aa3	1,060,000	1,059,968
NC State Medical Care Commission Health Care Facilities Rex Hospital	4.000	07/01/2040	Aa2	1,000,000	1,006,500
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A2	1,385,000	1,385,345
NC State Medical Care Commission Rex Healthcare	4.000	07/01/2049	Aa2	1,000,000	972,120
University of NC Chapel Hill Hospital	4.000	02/01/2046	Aa2	455,000	448,903

					7,314,668
REFUNDING BONDS
5.65% of Net Assets
Asheville NC Limited Obligation	3.000	04/01/2041	Aa1	250,000	225,980
Charlotte NC Certificate of Participation	5.000	06/01/2033	Aa1	840,000	841,193
Charlotte NC Certificate of Participation	5.000	06/01/2034	Aa1	750,000	752,888
Durham County NC	4.000	06/01/2036	Aaa	225,000	230,038
Monroe NC Limited Obligation	4.000	03/01/2033	Aa3	255,000	255,046
Monroe NC Limited Obligation	5.000	03/01/2039	Aa3	1,250,000	1,250,637
North Carolina State Limited Obligation	5.000	05/01/2028	Aa1	125,000	127,576
Raleigh NC	4.000	04/01/2043	Aaa	695,000	704,834
Sampson County NC Limited Obligation	5.000	09/01/2026	A1	210,000	210,792
Sampson County NC Limited Obligation	4.000	09/01/2036	A1	1,000,000	1,002,340
Sampson County NC Limited Obligation	4.000	09/01/2037	A1	500,000	500,830

					6,102,154
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.31% of Net Assets
Fuquay-Varina NC	4.000	08/01/2042	Aaa	500,000	508,635
Greensboro NC Limited Obligation	4.000	10/01/2044	Aa1	500,000	501,720
Greenville NC Limited Obligation	4.250	03/01/2045	AA-*	500,000	505,765
Mecklenburg County NC Limited Obligation	4.000	02/01/2044	Aa1	1,195,000	1,206,221

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Rocky Mount NC Special Obligation	4.500%	05/01/2032	A1	$1,500,000	$1,500,105
Wilmington NC Limited Obligation	3.000	06/01/2041	Aa1	370,000	335,731
Winston Salem NC	4.000	06/01/2043	Aaa	1,165,000	1,179,737

					5,737,914
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
4.45% of Net Assets
NC State Turnpike Authority	5.000	01/01/2036	AA*	500,000	521,360
NC State Turnpike Authority	5.000	01/01/2038	AA*	2,415,000	2,503,437
NC State Turnpike Authority	5.000	01/01/2049	AA*	500,000	511,595
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2039	Aa1	500,000	502,465
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	Aa3	200,000	212,614
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	Aa3	20,000	21,283
North Carolina State Limited Obligation	5.000	05/01/2029	Aa1	225,000	240,237
North Carolina Turnpike Authority	5.000	01/01/2029	A1	285,000	288,280

					4,801,271
AIRPORT REVENUE BONDS
3.21% of Net Assets
Charlotte NC Airport Revenue	4.000	07/01/2032	Aa3	100,000	100,842
Charlotte NC Airport Revenue	5.000	07/01/2044	Aa3	250,000	269,090
Charlotte NC Airport Revenue	5.000	07/01/2045	Aa3	500,000	541,420
Charlotte NC Airport Revenue	5.000	07/01/2048	Aa3	425,000	447,024
Charlotte NC Douglas International Airport	5.000	07/01/2036	Aa3	250,000	254,680
Charlotte NC Douglas International Airport	4.000	07/01/2036	Aa3	500,000	502,685
Charlotte NC Douglas International Airport	5.000	07/01/2042	Aa3	1,325,000	1,345,856

					3,461,597
PREREFUNDED BONDS
1.58% of Net Assets
New Hanover County NC Hospital Revenue New Hanover Regional Medical	5.000	10/01/2028	NR	150,000	154,685
New Hanover County NC Hospital Revenue New Hanover Regional Medical	5.000	10/01/2034	NR	1,500,000	1,546,845

					1,701,530
LEASE REVENUE BONDS
0.10%
New Hanover County NC Limited Obligation	5.000	06/01/2029	Aa1	100,000	106,936

Total Investments 98.78% of Net Assets (cost $106,605,594) (See footnote 6 for further explanation)					$106,670,993

Other assets in excess of liabilities 1.22%					1,315,400

Net Assets 100%					$107,986,393

#	Ratings by Moody’s Ratings unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

Other Information

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	106,670,993
Level 3	Significant Unobservable Inputs	—

$106,670,993

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026

ASSETS:
Investments in securities, at fair value (Cost: $106,605,594)		$106,670,993
Cash		464,342
Receivable for fund shares sold		105,079
Interest receivable		1,225,568

Total assets		108,465,982
LIABILITIES:
Payable for:
Distributions to shareholders	207,816
Fund shares redeemed	174,048
Net investment advisory fee	30,463
Transfer agent fee	32,997
Audit fees	19,915
Trustees fees	1,379
Custodian fee	73
Accrued expenses	12,898

Total liabilities		479,589

NET ASSETS:
Paid-in capital		115,269,326
Total accumulated loss		(7,282,933)

Total Net Assets		$107,986,393

NET ASSET VALUE, offering price and redemption price per share (9,941,071 shares outstanding; unlimited number of shares authorized; no par value)		$10.86

STATEMENT OF OPERATIONS

For the year ended June 30, 2026

Net investment income:
Interest income	$4,014,895

Expenses:
Investment advisory fee	532,625
Transfer agent fee	134,700
Professional fees	46,638
Pricing fees	21,567
Registration fees	20,212
Custodian fee	15,963
Trustees fees	9,031
Other expenses	20,426

Total expenses	801,162
Fees waived by Adviser (Note 2)	(50,342)
Custodian fee reduction (Note 7)	(93)

Net expenses	750,727

Net investment income	3,264,168

Realized and unrealized gain/(loss) on investments:
Net realized loss	(543,337)
Net change in unrealized appreciation/depreciation	4,727,071

Net realized and unrealized gain on investments	4,183,734

Net increase in net assets resulting from operations	$7,447,902

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2026 and 2025

	2026	2025
Operations:
Net investment income	$3,264,168	$3,079,060
Net realized loss on investments	(543,337)	(1,283,171)
Net change in unrealized appreciation/depreciation	4,727,071	(1,611,529)

Net increase in net assets resulting from operations	7,447,902	184,360
Total distributions (Note 6)	(3,264,168)	(3,079,060)
Net Fund share transactions (Note 4)	(6,217,780)	(2,459,327)

Total decrease	(2,034,046)	(5,354,027)
Net assets:
Beginning of year	110,020,439	115,374,466

End of year	$107,986,393	$110,020,439

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$10.45	$10.74	$10.70	$10.74	$12.05

Income from investment operations:
Net investment income	0.33	0.30	0.26	0.25	0.24
Net gains/(losses) on investments (b)	0.41	(0.29)	0.04	(0.04)	(1.31)

Total from investment operations	0.74	0.01	0.30	0.21	(1.07)
Less distributions:
Distributions from net investment income	(0.33)	(0.30)	(0.26)	(0.25)	(0.24)

Net asset value, end of year	$10.86	$10.45	$10.74	$10.70	$10.74

Total return	7.13%	0.05%	2.89%	2.00%	(9.01)%
Net assets, end of year (in thousands)	$107,986	$110,020	$115,374	$120,062	$134,429
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.68%
Ratio of gross expenses to average net assets	0.75%	0.74%	0.76%	0.75%	0.68%
Ratio of net investment income to average net assets	3.04%	2.78%	2.47%	2.34%	2.05%
Portfolio turnover	6.89%	23.38%	11.99%	3.74%	6.57%

(a)	Percentages are after voluntary expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
56.07% of Net Assets
Bolivar Energy Authority	4.000%	05/01/2043	A1	$325,000	$324,987
Clarksville TN Electric System Revenue	4.250	09/01/2040	Aa2	475,000	489,274
Clarksville TN Public Building Authority Revenue	4.500	02/01/2043	AA-*	630,000	644,975
Columbia TN	4.000	12/01/2043	AA+*	1,000,000	1,007,300
Columbia TN	4.000	12/01/2050	AA+*	750,000	724,980
Dickson TN Electric Systems Revenue	5.000	07/01/2043	Aa3	1,000,000	1,086,450
Eastside TN Utility District Hamilton County Waterworks	4.000	05/01/2045	AA*	500,000	493,460
Franklin TN Water & Sewer System Revenue	4.000	02/01/2036	Aa2	250,000	250,930
Gallatin TN Electric	4.000	07/01/2043	Aa3	785,000	787,669
Gallatin TN Gas System Revenue	4.000	01/01/2042	AA-*	1,155,000	1,166,192
Hallsdale Powell TN Utility District	4.000	04/01/2039	AA*	700,000	706,328
Hallsdale-Powell TN Utility District	4.000	04/01/2028	AA*	255,000	255,056
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2035	AA*	315,000	315,025
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2038	AA*	1,000,000	1,000,010
Harpeth Valley TN Utilities District	4.000	09/01/2043	AA+*	1,105,000	1,115,707
Harpeth Valley TN Utilities District Davidson & Williamson Counties	4.000	09/01/2039	AA+*	500,000	511,515
Harriman TN	5.000	06/01/2028	AA*	100,000	104,100
Knox Chapman TN Utility District	4.000	01/01/2043	AA-*	535,000	538,456
Knox County TN	4.000	06/01/2043	Aa1	500,000	502,150
Knoxville TN Electric	4.000	07/01/2041	Aa2	750,000	759,998
Knoxville TN Electric	4.000	07/01/2044	Aa2	670,000	670,603
Lafollette TN Electric Systems	5.000	06/01/2045	A1	235,000	252,477
Lexington TN Electric Revenue	4.000	08/01/2044	Aa3	500,000	497,435
Loudon & Monroe Counties Water & Sewer Revenue	5.000	07/01/2047	AA*	500,000	527,380
Loudon & Monroe Counties Water & Sewer Revenue	5.000	07/01/2051	AA*	500,000	521,185
Loudon TN Water & Sewer	5.000	03/01/2039	A+*	290,000	315,662
Loudon TN Water & Sewer	5.000	03/01/2040	A+*	355,000	384,437
Loudon TN Water & Sewer	5.000	03/01/2041	A+*	425,000	458,932
Loudon TN Water & Sewer	4.000	03/01/2044	AA*	1,000,000	997,440
Marshall County TN Water Revenue	5.000	06/01/2040	AA*	275,000	298,749
Maryville TN	4.000	06/01/2029	Aa2	250,000	250,010
Memphis TN Gas System Revenue	4.000	12/01/2034	Aa1	775,000	777,860
Memphis TN Gas System Revenue	4.000	12/01/2037	Aa1	1,310,000	1,317,873
Metropolitan Government Nashville & Davidson County TN Electric	5.000	05/15/2031	AA-*	100,000	102,008
Metropolitan Government Nashville & Davidson County TN Electric	5.250	05/15/2049	Aa1	1,000,000	1,075,990
Metropolitan Government Nashville & Davidson County TN Water & Sewer	4.000	07/01/2046	Aa2	1,000,000	985,100
Portland TN Water & Sewer	4.000	04/01/2037	A*	900,000	900,018
Portland TN Water & Sewer	4.000	04/01/2040	AA*	750,000	752,040
Pulaski TN Electric Revenue	4.000	06/01/2042	Aa3	500,000	501,760
Springfield TN	5.000	06/01/2027	Aa2	245,000	250,731
Watauga River Regional Water Authority TN Waterworks	4.000	07/01/2037	A*	1,270,000	1,271,853
Watts Bar Utility District TN	5.000	09/01/2045	AA*	200,000	215,216
West Knoxville TN Utility District Knox County Water & Sewer Revenue	4.000	06/01/2046	AA+*	1,000,000	991,830
West Wilson TN Utility District Waterworks	5.000	06/01/2040	AA*	200,000	222,324
West Wilson TN Utility District Waterworks	5.000	06/01/2042	AA*	500,000	535,630
West Wilson TN Utility District Waterworks	5.000	06/01/2046	AA*	250,000	268,178

					28,127,283
PUBLIC FACILITIES REVENUE BONDS
9.15% of Net Assets
Hamblen County TN	4.000	05/01/2038	Aa3	880,000	893,244
Hamblen County TN	4.000	05/01/2039	Aa3	1,250,000	1,265,538
Hamblen County TN	4.000	05/01/2045	Aa3	420,000	414,506
Nolensville Town TN	4.000	06/01/2041	Aa1	400,000	402,444
Nolensville Town TN	4.000	06/01/2042	Aa1	600,000	601,062
Sullivan County TN	4.000	02/01/2043	Aa2	1,010,000	1,013,454

					4,590,248

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2026

Bond Description	Coupon		Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
8.56% of Net Assets
Bedford County TN	4.000%		04/01/2027	AA*	$75,000	$75,005
Collierville TN	4.000		01/01/2046	Aaa	1,000,000	993,300
Decatur County TN	4.000		05/01/2042	A1	390,000	393,908
Loudon County TN	4.000	^	06/01/2045	Aa2	400,000	398,412
Montgomery County TN	4.000		04/01/2037	AA*	1,420,000	1,423,592
Montgomery County TN	4.000		06/01/2040	Aa2	500,000	504,505
White County TN	4.000		06/01/2027	AA-*	260,000	260,008
Wilson County TN	4.000		04/01/2039	AA+*	245,000	245,005

						4,293,735
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
7.79% of Net Assets
Metropolitan Government Nashville & Davidson County TN 4th and Shelby Apartments Project	4.600		12/01/2044	Aa1	500,000	511,880
TN Housing Development Agency	4.500		07/01/2043	Aa1	1,470,000	1,489,286
TN Housing Development Agency Residential Finance Program	4.150		07/01/2038	Aa1	100,000	100,847
TN Housing Development Agency Residential Finance Program	4.450		07/01/2043	Aa1	1,780,000	1,806,219

						3,908,232
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.20% of Net Assets
Metropolitan Government Nashville & Davidson County TN Vanderbilt University Medical	5.000		07/01/2045	A*	1,000,000	1,062,270
Shelby County TN Health Education & Housing Facilities	5.000		05/01/2036	Baa2	1,535,000	1,546,789

						2,609,059
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.13% of Net Assets
Memphis TN	4.000		06/01/2041	Aa2	370,000	369,982
Metropolitan Government Nashville & Davidson County TN	4.000		07/01/2033	Aa2	750,000	757,207
Metropolitan Government Nashville & Davidson County TN	4.000		07/01/2034	Aa2	500,000	504,755
Sevierville TN	4.000		06/01/2044	Aa2	440,000	438,874

						2,070,818
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.46% of Net Assets
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000		08/01/2027	A3	100,000	100,009
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000		08/01/2037	A3	280,000	280,034
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000		08/01/2040	A3	875,000	855,601

						1,235,644
REFUNDING BONDS
2.26% of Net Assets
Memphis TN	5.000		10/01/2043	Aa2	750,000	800,175
Memphis-Shelby County TN Industrial Development Board	5.000		11/01/2027	Aa3	200,000	201,524
Sevierville TN	5.000		05/01/2028	Aa2	125,000	130,593

						1,132,292
AIRPORT REVENUE BONDS
2.15% of Net Assets
Metropolitan Nashville TN Airport Authority	5.000		07/01/2046	AA-*	1,000,000	1,078,410

Total Investments 97.77% of Net Assets (cost $48,834,132) (See footnote 6 for further explanation)						$49,045,721

Other assets in excess of liabilities 2.23%						1,118,167

Net Assets 100%						$50,163,888

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2026

#	Ratings by Moody’s Ratings unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
^	When-issued security or extended settlement — see footnote 1(D)

Other Information

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	49,045,721
Level 3	Significant Unobservable Inputs	—

$49,045,721

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026

ASSETS:
Investments in securities, at fair value (Cost: $48,834,132)		$49,045,721
Cash		1,110,239
Interest receivable		573,804

Total assets		50,729,764
LIABILITIES:
Payable for:
Investments purchased	394,244
Distributions to shareholders	104,980
Fund shares redeemed	24,405
Net investment advisory fee	17,765
Transfer agent fee	5,700
Audit fees	9,168
Custodian fee	1,248
Trustees fees	762
Accrued expenses	7,604

Total liabilities		565,876

NET ASSETS:
Paid-in capital		52,370,875
Total accumulated loss		(2,206,987)

Total Net Assets		$50,163,888

NET ASSET VALUE, offering price and redemption price per share (4,684,704 shares outstanding; unlimited number of shares authorized; no par value)		$10.71

STATEMENT OF OPERATIONS

For the year ended June 30, 2026

Net investment income:
Interest income	$1,872,051

Expenses:
Investment advisory fee	249,521
Transfer agent fee	65,885
Professional fees	20,815
Registration fees	15,095
Custodian fee	13,778
Pricing fees	9,243
Trustees fees	4,192
Other expenses	10,493

Total expenses	389,022
Fees waived by Adviser (Note 2)	(39,670)
Custodian fee reduction (Note 7)	(81)

Net expenses	349,271

Net investment income	1,522,780

Realized and unrealized gain/(loss) on investments:
Net realized loss	(15,272)
Net change in unrealized appreciation/depreciation	2,509,452

Net realized and unrealized gain on investments	2,494,180

Net increase in net assets resulting from operations	$4,016,960

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2026 and 2025

	2026	2025
Operations:
Net investment income	$1,522,780	$1,473,601
Net realized loss on investments	(15,272)	(358,488)
Net change in unrealized appreciation/depreciation	2,509,452	(1,574,481)

Net increase/(decrease) in net assets resulting from operations	4,016,960	(459,368)
Total distributions (Note 6)	(1,522,780)	(1,473,601)
Net Fund share transactions (Note 4)	(2,528,306)	(1,461,128)

Total decrease	(34,126)	(3,394,097)
Net assets:
Beginning of year	50,198,014	53,592,111

End of year	$50,163,888	$50,198,014

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$10.19	$10.59	$10.57	$10.65	$11.71

Income from investment operations:
Net investment income	0.32	0.30	0.27	0.27	0.26
Net gains/(losses) on investments (b)	0.52	(0.40)	0.02	(0.08)	(1.06)

Total from investment operations	0.84	(0.10)	0.29	0.19	(0.80)
Less distributions:
Distributions from net investment income	(0.32)	(0.30)	(0.27)	(0.27)	(0.26)

Net asset value, end of year	$10.71	$10.19	$10.59	$10.57	$10.65

Total return	8.35%	(0.97)%	2.82%	1.78%	(6.92)%
Net assets, end of year (in thousands)	$50,164	$50,198	$53,592	$63,497	$73,609
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.78%	0.77%	0.80%	0.78%	0.71%
Ratio of net investment income to average net assets	3.05%	2.88%	2.59%	2.51%	2.31%
Portfolio turnover	11.48%	24.00%	21.15%	9.10%	11.61%

(a)	Percentages are after voluntary expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies

June 30, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL HOME LOAN BANK
82.42% of Net Assets
Federal Home Loan Bank	4.000%	06/30/2028	Aa1	$500,000	$498,538
Federal Home Loan Bank	4.625	01/22/2029	Aa1	450,000	450,187
Federal Home Loan Bank	4.625	06/08/2029	Aa1	250,000	253,100
Federal Home Loan Bank	4.000	08/24/2029	Aa1	250,000	246,691
Federal Home Loan Bank	4.250	10/22/2029	Aa1	375,000	372,590
Federal Home Loan Bank	4.625	11/20/2029	Aa1	250,000	250,021
Federal Home Loan Bank	4.300	03/25/2030	Aa1	500,000	496,563
Federal Home Loan Bank	4.125	06/14/2030	Aa1	500,000	498,920
Federal Home Loan Bank	4.050	07/18/2030	Aa1	400,000	397,459
Federal Home Loan Bank	4.100	07/18/2030	Aa1	400,000	397,961
Federal Home Loan Bank	4.150	07/19/2030	Aa1	250,000	248,296
Federal Home Loan Bank	4.000	08/19/2030	Aa1	250,000	247,266
Federal Home Loan Bank	3.940	08/21/2030	Aa1	250,000	246,701
Federal Home Loan Bank	3.875	10/08/2030	Aa1	200,000	197,195
Federal Home Loan Bank	3.760	11/27/2030	Aa1	250,000	244,282
Federal Home Loan Bank	3.800	03/03/2031	Aa1	250,000	245,808
Federal Home Loan Bank	4.020	04/16/2031	Aa1	225,000	221,747
Federal Home Loan Bank	4.375	12/12/2031	Aa1	250,000	249,923
Federal Home Loan Bank	4.750	12/12/2031	Aa1	450,000	460,077
Federal Home Loan Bank	4.720	08/15/2035	Aa1	125,000	123,525

					6,346,850
FEDERAL NATIONAL MORTGAGE ASSOCIATION
6.40% of Net Assets
Federal National Mortgage Association	4.000	10/10/2028	Aa1	250,000	249,110
Federal National Mortgage Association	3.750	03/06/2031	Aa1	250,000	244,098

					493,208
FEDERAL FARM CREDIT BANK
5.15% of Net Assets
Federal Farm Credit Bank	4.210	10/02/2030	Aa1	400,000	396,737

FEDERAL HOME LOAN MORTGAGE CORPORATION
3.20% of Net Assets
Federal Home Loan Mortgage Corporation	4.125	02/20/2031	Aa1	250,000	246,811

Total Investments 97.17% of Net Assets (cost $7,533,217) (See footnote 6 for further explanation)					$7,483,606

Other assets in excess of liabilities 2.83%					218,209

Net Assets 100%					$7,701,815

#	Ratings by Moody’s Ratings unless noted otherwise.
Bond	ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All	ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

Other Information

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	—
Level 2	Other Significant Observable Inputs	$7,483,606
Level 3	Significant Unobservable Inputs	—

$7,483,606

The accompanying footnotes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026

ASSETS:
Investments in securities, at fair value (Cost: $7,533,217)		$7,483,606
Cash		154,977
Receivable for fund shares sold		105
Interest receivable		75,775

Total assets		7,714,463
LIABILITIES:
Payable for:
Distributions to shareholders	2,361
Fund shares redeemed	346
Custodian fees	2,511
Audit fees	1,505
Printing expense	1,432
Trustees fees	261
Other expenses	4,232

Total liabilities		12,648

NET ASSETS:
Paid-in capital		7,995,724
Total accumulated loss		(293,909)

Total Net Assets		$7,701,815

NET ASSET VALUE, offering price and redemption price per share (814,868 shares outstanding; unlimited number of shares authorized; no par value)		$9.45

STATEMENT OF OPERATIONS

For the year ended June 30, 2026

Net investment income:
Interest income	$331,025

Expenses:
Investment advisory fee	16,250
Transfer agent fee	12,187
Custodian fee	19,460
Registration fees	15,550
Pricing fees	10,845
Printing expense	6,862
Postage expense	3,963
Professional fees	3,649
Trustees fees	797
Other expenses	2,270

Total expenses	91,833
Fees waived by Adviser (Note 2)	(25,821)
Fees waived by Transfer Agent (Note 2)	(9,130)
Custodian fee reduction (Note 7)	(114)

Net expenses	56,768

Net investment income	274,257

Realized and unrealized loss on investments:
Net realized loss	(40,705)
Net change in unrealized appreciation/depreciation	(35,889)

Net realized and unrealized loss on investments	(76,594)

Net increase in net assets resulting from operations	$197,663

The accompanying footnotes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2026 and 2025

	2026	2025
Operations:
Net investment income	$274,257	$309,071
Net realized loss on investments	(40,705)	(56,255)
Net change in unrealized appreciation/depreciation	(35,889)	173,174

Net increase in net assets resulting from operations	197,663	425,990
Total distributions (Note 6)	(274,257)	(309,071)
Net Fund share transactions (Note 4)	(703,835)	(1,333,484)

Total decrease	(780,429)	(1,216,565)
Net assets:
Beginning of year	8,482,244	9,698,809

End of year	$7,701,815	$8,482,244

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$9.55	$9.43	$9.31	$9.54	$10.09

Income from investment operations:
Net investment income	0.32	0.33	0.30	0.27	0.23
Net gains/(losses) on investments (b)	(0.10)	0.12	0.12	(0.23)	(0.55)

Total from investment operations	0.22	0.45	0.42	0.04	(0.32)
Less distributions:
Distributions from net investment income	(0.32)	(0.33)	(0.30)	(0.27)	(0.23)

Net asset value, end of year	$9.45	$9.55	$9.43	$9.31	$9.54

Total return	2.35%	4.86%	4.58%	0.39%	(3.25)%
Net assets, end of year (in thousands)	$7,702	$8,482	$9,699	$9,776	$10,732
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	1.13%	0.85%	0.89%	0.90%	0.75%
Ratio of net investment income to average net assets	3.38%	3.49%	3.21%	2.83%	2.30%
Portfolio turnover	62.17%	80.78%	26.47%	39.69%	17.50%

(a)	Percentages are after voluntary expense waivers and reductions by the Adviser, Transfer Agent, and Custodian. The Adviser, Transfer Agent, and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

June 30, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
24.79% of Net Assets
FL Housing Finance Corporation	6.187%	07/01/2050	Aaa	$150,000	$152,355
IN State Housing & Community Development Authority	5.944	07/01/2049	Aaa	125,000	125,383
KY State Housing Corporation	5.806	07/01/2040	Aa1	125,000	127,271
MN State Housing Finance Authority	5.915	07/01/2044	Aa1	150,000	152,138
NC State Housing Finance Agency	6.128	07/01/2043	Aa1	170,000	174,697
WI State Housing & Economic Development Authority	6.039	09/01/2045	Aa2	25,000	25,425

					757,269
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
14.31% of Net Assets
North Texas Tollway Authority	6.718	01/01/2049	Aa3	100,000	109,985
Washoe County NV Highway Revenue	7.969	02/01/2040	Aa2	280,000	327,275

					437,260
MUNICIPAL UTILITY REVENUE BONDS
12.81% of Net Assets
KY State Rural Water Finance Corporation	3.000	08/01/2050	AA-*	250,000	167,623
Metropolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa2	200,000	223,724

					391,347
PUBLIC FACILITIES REVENUE BONDS
10.96% of Net Assets
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	Aa3	190,000	212,014
Montgomery AL Community Cooperative District	2.815	11/01/2049		75,000	47,690
Rhode Island Convention Center	6.060	05/15/2035	A1	70,000	75,158

					334,862
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.73% of Net Assets
Mesa State College CO	6.746	05/15/2042	Aa2	85,000	92,246
Michigan State University	4.496	08/15/2048	Aa2	225,000	205,137

					297,383
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
7.52% of Net Assets
Kansas City MO	5.700	02/01/2046	AA*	100,000	102,142
Waco TX	5.488	02/01/2044	Aa1	125,000	127,384

					229,526
MARINA/PORT AUTHORITY REVENUE BONDS
7.51% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa2	200,000	229,422

HOSPITAL AND HEALTHCARE REVENUE BONDS
6.47% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa3	185,000	197,702

Total Investments 94.10% of Net Assets (cost $3,032,086) (See footnote 6 for further explanation)					$2,874,771

Other assets in excess of liabilities 5.90%					180,173

Net Assets 100%					$3,054,944

#	Ratings by Moody’s Ratings unless noted otherwise.
Bond	ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All	ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

June 30, 2026

Other Information

The following is a summary of the inputs used, as of June 30, 2026 involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$
Level 2	Other Significant Observable Inputs		2,874,771
Level 3	Significant Unobservable Inputs		—

$2,874,771

The accompanying footnotes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026

ASSETS:
Investments in securities, at fair value (Cost: $3,032,086)		$2,874,771
Cash		123,673
Interest receivable		66,432

Total assets		3,064,876
LIABILITIES:
Payable for:
Distributions to shareholders	4,624
Investment advisory fee	1,247
Transfer Agent fees	326
Insurance expense	673
Audit fees	655
Custodian fee	105
Trustees fees	67
Accrued expenses	2,235

Total liabilities		9,932

NET ASSETS:
Paid-in capital		5,238,366
Total accumulated loss		(2,183,422)

Total Net Assets		$3,054,944

NET ASSET VALUE, offering price and redemption price per share (413,426 shares outstanding; unlimited number of shares authorized; no par value)		$7.39

STATEMENT OF OPERATIONS

For the year ended June 30, 2026

Net investment income:
Interest income	$173,501

Expenses:
Investment advisory fee	16,427
Transfer agent fee	4,928
Registration fees	14,683
Custodian fee	9,146
Pricing fees	2,258
Printing expense	1,683
Professional fees	1,385
Trustees fees	323
Other expenses	1,094

Total expenses	51,927
Fees waived by Adviser (Note 2)	(20,001)
Fees waived by Transfer Agent (Note 2)	(3,536)
Custodian fee reduction (Note 7)	(54)

Net expenses	28,336

Net investment income	145,165

Realized and unrealized gain/(loss) on investments:
Net realized loss	(36,707)
Net change in unrealized appreciation/depreciation	57,917

Net realized and unrealized gain on investments	21,210

Net increase in net assets resulting from operations	$166,375

The accompanying footnotes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2026 and 2025

	2026	2025
Operations:
Net investment income	$145,165	$160,590
Net realized loss on investments	(36,707)	(57,379)
Net change in unrealized appreciation/depreciation	57,917	34,821

Net increase in net assets resulting from operations	166,375	138,032
Total distributions (Note 6)	(145,254)	(161,696)
Net Fund share transactions (Note 4)	(352,042)	(96,230)

Total decrease	(330,921)	(119,894)
Net assets:
Beginning of year	3,385,865	3,505,759

End of year	$3,054,944	$3,385,865

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$7.34	$7.39	$7.56	$8.09	$10.28

Income from investment operations:
Net investment income	0.33	0.34	0.33	0.33	0.29
Net gains/(losses) on investments (b)	0.05	(0.05)	(0.17)	(0.53)	(2.19)

Total from investment operations	0.38	0.29	0.16	(0.20)	(1.90)
Less distributions:
Distributions from net investment income	(0.33)	(0.34)	(0.33)	(0.33)	(0.29)
Distributions from capital gains	0.00	0.00	0.00	0.00	0.00

Total distributions	(0.33)	(0.34)	(0.33)	(0.33)	(0.29)

Net asset value, end of year	$7.39	$7.34	$7.39	$7.56	$8.09

Total return	5.23%	4.00%	2.25%	(2.38)%	(18.86)%
Net assets, end of year (in thousands)	$3,055	$3,386	$3,506	$4,182	$5,156
Ratio of net expenses to average net assets (a)	0.86%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	1.58%	1.34%	1.28%	1.37%	1.00%
Ratio of net investment income to average net assets	4.42%	4.59%	4.46%	4.31%	2.89%
Portfolio turnover	6.68%	12.60%	12.53%	0.00%	8.39%

(a)	Percentages are after voluntary expense waivers and reductions by the Adviser, Transfer Agent, and Custodian. The Adviser, Transfer Agent, and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively, the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers seven series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

Tennessee Tax-Free Income Series

Intermediate Government Bond Series

Taxable Municipal Bond Series

The investment strategy of each of the five state tax-free Funds is to invest exclusively in municipal securities issued by the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee, respectively. Normally, each Fund’s assets will be invested so that (1) at least 80% of the income earned on the investments will be exempt from Federal and state income taxes or (2) at least 80% of the Fund’s net assets will be invested in securities exempt from Federal and state income taxes.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years, and its weighted average nominal maturity will normally range between 3-10 years.

The Taxable Municipal Bond Series’ investment strategy is to invest in taxable municipal bonds of investment grade quality.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). The Trust operates as an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, and accordingly follows the investment company accounting and reporting guidance of Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.”

Each Fund operates as a single operating segment. Each Fund’s long-term strategic asset allocation is predetermined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio manager. Each Fund’s income, expenses, assets and performance are regularly monitored and assessed as a whole by certain officers (Allen Grimes, Michelle Dragoo, and Huston Combs) of the Fund, acting as the Chief Operating Decision Maker “(the “CODM”). The CODM is responsible for the oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

The Funds indemnify the Trust’s Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

At a meeting of the Trustees on December 18, 2024, the Trustees approved an Agreement and Plan of Reorganization (the “Plan”) providing for the transfer of all of the assets of the Kentucky Tax-Free Short-to-Medium Series, the North Carolina Tax-Free Short-to-Medium Series and the Tennessee Tax-Free Short-to-Medium Series (collectively the “Short-to-Medium Series”) the Kentucky Tax-Free Income Series, the North Carolina Tax-Free Income Series and the Tennessee Tax Free Income Series (collectively the “Income Series”), respectively. The purpose of the reorganization was to combine funds with investment objectives that were identical and principal investment strategies that were substantially similar. The benefits of the Plan considered by the Trustees in approving the fund mergers included, but were not limited to, economies of scale related to trading, best execution, improved diversification, lower operating expenses, and performance.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

1.	Organization and Significant Accounting Policies, continued

The Reorganization, which was a non-taxable event for shareholders, closed as of the close of business on May 16, 2025. Under the terms of the Plan, shareholders of each Short-to-Medium Series received shares of the corresponding Income Series equal in U.S. dollar value to the interests of such shareholders in the Short-to-Medium Series. For financial reporting purposes, all assets received and shares issued by the Income Series were recorded at fair value; however, the cost bases of the investments received were carried forward.

A.	Security Valuation

In general, securities for which market quotations are readily available are valued at current market value, as provided by independent third-party pricing agents. All other securities are valued at fair value as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”) in accordance with Board-approved policies and procedures (the “Valuation Procedures”). The Valuation Designee is responsible for, among other things, monitoring the value of the Funds’ securities. These procedures involve the use of matrix pricing models which take into consideration, among other factors, years to maturity, call date, coupon rate, trading patterns, creditworthiness, supply and demand dynamics, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value for securities. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by the matrix pricing model requires the Valuation Designee to fair value the security in accordance with the Valuation Procedures. Pursuant to the Valuation Procedures, the Valuation Designee has the day-to-day responsibility for fair valuing the Trust’s securities or other assets. Securities valued by the Valuation Designee are reviewed by the Valuation Committee, which consists of all the Independent Trustees. Shares of open-end mutual funds in which the Funds invest, if any, are valued at their respective net asset values as reported by the underlying funds. The Funds have adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical securities.
Level 2:	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3:	Price determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’ own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The aggregate value by input level, as of June 30, 2026, for the Funds’ investments is included at the end of the Funds’ Schedules of Portfolio Investments.

B.	Investment Transactions

Security transactions are accounted for on a trade date basis. Realized gains and losses on securities sold are determined on an identified cost basis.

C.	Investment Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

D.	When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time a Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest is accrued by the Fund until the security is

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

1.	Organization and Significant Accounting Policies, continued

delivered and payment takes place. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

E.	Federal Income Taxes

It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the year ended June 30, 2026. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions for all open tax years and all major jurisdictions, and has concluded that as of June 30, 2026, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Funds recognize interest and penalties, they are included in interest expense and other expenses, respectively, in the Statements of Operations. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then).

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Any net realized long term capital gains are distributed annually to shareholders. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Distributions are paid at the following frequencies:

Monthly:	Intermediate Government Bond Series Taxable Municipal Bond Series

Quarterly:	A Alabama Tax-Free Income Series Kentucky Tax-Free Income Series Mississippi Tax-Free Income Series North Carolina Tax-Free Income Series Tennessee Tax-Free Income Series

G.	Estimates

The preparation of these financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual amounts could differ from those estimates.

H.	Subsequent Events

Subsequent events occurring after June 30, 2026 have been evaluated by Dupree & Company, Inc. (the “Adviser”) for potential impact to this report through the date the financial statements were issued. The Adviser has determined that there were no material subsequent events that require recognition or disclosure in the Funds’ financial statements.

2.	Fees and Transactions with Affiliates and Other Parties

Subject to the direction of the Trustees, the Adviser is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements between the Adviser and the Trust, on behalf of each fund (each a “Agreement” and collectively, the “Agreements”) each Fund (except the Intermediate Government Bond Series) have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of 0.50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; 0.45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; 0.40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

2.	Fees and Transactions with Affiliates and Other Parties, continued

separately; 0.35 of 1% of the average daily net assets between $500,000,001 and $750,000,000 of each Fund determined separately; and 0.30 of 1% of the average daily net assets between $750,000,001 and $1,000,000,000 of each Fund determined separately; and 0.25 of 1% of the average daily net assets in excess of $1,000,000,000 of each Fund determined separately. The Intermediate Government Bond Series has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of 0.20 of 1% of average daily net assets. Dupree & Company, Inc., also serving as the Funds’ transfer agent (the “Transfer Agent”), may voluntarily waive investment advisory fees and/or transfer agent fees payable to it under the Investment Advisory Agreement and Transfer Agent Agreement with each Fund, and assume and pay other operating expenses. Dupree & Company, Inc. will not seek to recoup any waived fees or other operating expenses it has assumed.

For the year ended June 30, 2026, fees voluntarily waived by the Adviser and Transfer Agent were as follows:

	Fees waived by Adviser	Fees waived by Transfer Agent
Alabama Tax-Free Income Series	$36,673	$-0-
Kentucky Tax-Free Income Series	-0-	-0-
Mississippi Tax-Free Income Series	23,012	4,516
North Carolina Tax-Free Income Series	50,342	-0-
Tennessee Tax-Free Income Series	39,670	-0-
Intermediate Government Bond Series	25,821	9,130
Taxable Municipal Bond Series	20,001	3,536

In addition, each Fund has entered into a Transfer Agent and Dividend Disbursing Agent Services Agreement with the Transfer Agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of 0.15 of 1% on the first $20,000,000 of average net assets and 0.12 of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

Northern Lights Compliance Services, LLC, provides Chief Compliance Officer (“CCO”) services to the Trust. An officer of the Trust is an employee of Northern Lights Compliance Services, LLC.

For the year ended June 30, 2026, each member of the Board of Trustees that is not an “interested person” as defined in the 1940 Act (each, an “Independent Trustee”) received a fee of $41,000. In addition, all Independent Trustees are reimbursed by the Funds for all reasonable out-of-pocket expenses incurred by them in performing their duties. The fees are allocated on an average monthly net asset basis for each Fund. The Trustees fees for each Fund are disclosed on the Funds’ Statements of Operations.

3.	Purchases and Sales of Securities

During the year ended June 30, 2026, the cost of purchases and the proceeds from sales/calls and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each Fund were as follows:

	Purchases	Sales/Calls/Maturities
Alabama Tax-Free Income Series	$974,532	$3,554,755
Kentucky Tax-Free Income Series	58,751,379	89,193,066
Mississippi Tax-Free Income Series	122,543	553,149
North Carolina Tax-Free Income Series	7,296,005	13,070,699
Tennessee Tax-Free Income Series	5,633,770	8,108,499
Intermediate Government Bond Series	4,950,000	5,759,045
Taxable Municipal Bond Series	208,489	564,178

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

4.	Capital Shares

As of June 30, 2026 and June 30, 2025, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Year Ended June 30, 2026		Year Ended June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	169,084	$1,929,840	189,281	$2,158,709
Shares reinvested	22,481	256,458	21,589	243,565
Shares redeemed	(398,434)	(4,546,811)	(222,953)	(2,530,474)
Net decrease	(206,869)	$(2,360,513)	(12,083)	$(128,200)

KENTUCKY TAX-FREE INCOME SERIES	Year Ended June 30, 2026		Year Ended June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	10,197,064	$73,090,868	5,576,898	$40,053,050
Shares reinvested	1,702,086	12,258,845	1,649,131	11,753,556
Shares from reorganization	-0-	-0-	4,278,842	30,016,929
Shares redeemed	(16,613,429)	(118,704,376)	(12,684,020)	(90,526,694)
Net decrease	(4,714,279)	$(33,354,663)	(1,179,149)	$(8,703,159)

MISSISSIPPI TAX-FREE INCOME SERIES	Year Ended June 30, 2026		Year Ended June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	3,785	$41,466	9,368	$102,878
Shares reinvested	9,987	110,073	10,092	110,377
Shares redeemed	(57,874)	(633,468)	(467,056)	(5,154,276)
Net decrease	(44,102)	$(481,929)	(447,596)	$(4,941,021)

NORTH CAROLINA TAX-FREE INCOME SERIES	Year Ended June 30, 2026		Year Ended June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,027,247	$11,056,283	775,140	$8,269,481
Shares reinvested	223,384	2,399,809	213,394	2,267,482
Shares from reorganization	-0-	-0-	796,796	8,356,642
Shares redeemed	(1,838,540)	(19,673,872)	(2,002,915)	(21,352,932)
Net decrease	(587,909)	$(6,217,780)	(217,585)	$(2,459,327)

TENNESSEE TAX-FREE INCOME SERIES	Year Ended June 30, 2026		Year Ended June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	232,802	$2,453,782	114,834	$1,193,163
Shares reinvested	102,778	1,084,925	98,173	1,022,004
Shares from reorganization	-0-	-0-	229,330	2,348,892
Shares redeemed	(576,782)	(6,067,013)	(576,719)	(6,025,187)
Net decrease	(241,202)	$(2,528,306)	(134,382)	$(1,461,128)

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

4.	Capital Shares, continued

INTERMEDIATE GOVERNMENT BOND SERIES	Year Ended June 30, 2026		Year Ended June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	39,096	$373,229	45,082	$428,132
Shares reinvested	24,987	238,477	28,206	267,835
Shares redeemed	(137,566)	(1,315,541)	(213,520)	(2,029,451)
Net decrease	(73,483)	$(703,835)	(140,232)	$(1,333,484)

TAXABLE MUNICIPAL BOND SERIES	Year Ended June 30, 2026		Year Ended June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	47,553	$353,902	44,374	$327,237
Shares reinvested	12,307	91,165	14,283	106,051
Shares redeemed	(107,425)	(797,109)	(72,069)	(529,518)
Net decrease	(47,565)	$(352,042)	(13,412)	$(96,230)

5.	Principal Risks

State-Specific Concentration of Credit Risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, and the Tennessee Tax-Free Income Series, each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their respective states’ municipal securities than a fund that is not geographically concentrated in these issuers to the same extent.

Issuer Cybersecurity Risk

Municipalities issuing securities in which the Funds invest, counterparties with which the Funds engage or transact, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses of other malicious software code; ransomware; and attacks that shut down, disable, slow or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Funds and their shareholders could be negatively impacted as a result.

Interest Rate Risk

Typically, as interest rates rise, the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. You should expect a Fund’s share price and total return to fluctuate.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

6.	Federal Income Taxes

At June 30, 2026, the Funds’ cost of investments for federal income tax purposes and the net unrealized appreciation/(depreciation) of investments were as follows:

	Cost	Appreciation	Depreciation	Net unrealized appreciation/ (depreciation)
Alabama Tax-Free Income Series	$17,698,383	$128,150	$(230,575)	$(102,425)
Kentucky Tax-Free Income Series	696,695,873	7,231,126	(6,997,987)	233,139
Mississippi Tax-Free Income Series	4,024,910	52,202	(12,625)	39,577
North Carolina Tax-Free Income Series	106,605,594	801,663	(736,265)	65,398
Tennessee Tax-Free Income Series	48,834,132	363,162	(151,573)	211,589
Intermediate Government Bond Series	7,533,217	12,162	(61,773)	(49,611)
Taxable Municipal Bond Series	3,032,088	44,994	(202,311)	(157,317)

At June 30, 2026, the Funds’ non-expiring capital loss carry-forwards available to offset future capital gains, were as follows:

	Short-term	Long-term	Total
Alabama Tax-Free Income Series	$—	$932,474	$932,474
Kentucky Tax-Free Income Series	1,482,507	27,666,756	29,149,263
Mississippi Tax-Free Income Series	126,287	459,264	585,551
North Carolina Tax-Free Income Series	1,334,440	6,013,892	7,348,332
*Tennessee Tax-Free Income Series	176,447	2,218,931	2,395,378
Intermediate Government Bond Series	51,994	192,304	244,298
Taxable Municipal Bond Series	174,265	1,851,842	2,026,107

*As a result of the reorganization of the Tennessee Short-to-Medium Series into the Tennessee Tax-Free Income Series in the prior year, the Tax-Free Income Series acquired $2,216 of short-term capital loss carryover and $281,735 of long term capital loss carryover, which are available to offset future capital gains. As a result of a change in control due to the merger, the capital loss carryover acquired from the Short-to-Medium Series are subject to an annual limitation of $85,500 (prorated in the initial year) under IRC Section 382.

The tax character of distributions paid for the year ended June 30, 2026 and 2025 were as follows:

	2026			2025
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$594,727	$—	$—	$605,920	$—	$—
Kentucky Tax-Free Income Series	22,159,571	—	—	21,124,828	—	—
Mississippi Tax-Free Income Series	138,625	—	—	159,893	—	—
North Carolina Tax-Free Income Series	3,264,168	—	—	3,079,060	—	—
Tennessee Tax-Free Income Series	1,522,780	—	—	1,473,601	—	—
Intermediate Government Bond Series	—	274,257	—		309,071	—
Taxable Municipal Bond Series	—	145,254	—	—	161,696	—

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

6.	Federal Income Taxes, continued

At June 30, 2026, the Funds’ components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Net Long- term Capital Gain	Net Unrealized Appreciation/ Depreciation on Investments
Alabama Tax-Free Income	$—	$74,025	$—	$(102,425)
Kentucky Tax-Free Income	—	2,471,825	—	233,139
Mississippi Tax-Free Income	—	5,877	—	39,577
North Carolina Tax-Free Income	—	207,816	—	65,398
Tennessee Tax-Free Income	—	81,783	—	211,589
Intermediate Government Bond	2,361	—	—	(49,611)
Taxable Municipal Bond Series	4,624	—	—	(157,317)

	Accumulated Capital and Other Losses	Other Temporary Differences	Total Accumulated Losses
Alabama Tax-Free Income	$(932,474)	$(74,025)	$(1,034,899)
Kentucky Tax-Free Income	(29,149,263)	(2,471,825)	(28,916,124)
Mississippi Tax-Free Income	(585,551)	(5,812)	(545,909)
North Carolina Tax-Free Income	(7,348,332)	(207,816)	(7,282,934)
Tennessee Tax-Free Income	(2,395,378)	(104,980)	(2,206,987)
Intermediate Government Bond	(244,298)	(2,361)	(293,909)
Taxable Municipal Bond Series	(2,026,107)	(4,624)	(2,183,424)

7.	Line of Credit Agreement and Custodian Agreement

The Trust entered into an unsecured, uncommitted Loan Agreement (“Line of Credit”) with the Funds’ custodian, U.S.Bank, as an umbrella facility on behalf of the Funds in the Trust. Each Fund is permitted to borrow money as a temporary measure in order to pay redeeming shareholders. The principal amounts borrowed are due on demand. The current agreement expires on September 16, 2026. Interest is payable based on the published prime rate of the bank. As of June 30, 2026, the Prime Rate was 6.75%.

The interest expense is shown on each Fund’s Statement of Operations within “Other expenses”. The Funds had no borrowings as of June 30, 2026. During the year ended June 30, 2026, the average interest rate on borrowings was 7.03% and the largest borrowing amount, the date of the largest borrowing, and the daily weighted average borrowings for each Fund were as follows:

	Largest Borrowing	Date of Largest Borrowing	Weighted Average Borrowing
Alabama Tax-Free Income Series	$337,000	11/06/2025	$1,751
Kentucky Tax Free Income Series	840,000	11/14/2025	7,121
Mississippi Tax-Free Income Series	115,000	01/16/2026	1,425
North Carolina Tax-Free Income Series	64,000	09/12/2025	726
Tennessee Tax-Free Income Series	-0-	N/A	-0-
Intermediate Government Bond Series	64,000	01/30/2026	1,249
Taxable Municipal Bond Series	18,000	04/08/2026	139

The Funds have a contractual agreement with the custodian whereby the Funds compensate the custodian for custodial services incurred exceeding the credits realized as a result of uninvested cash balances. Credits realized as a result of uninvested cash balances are used to reduce each Fund’s custody fees. During the year, these credits reduced each Fund’s expenses by the amount shown on each Fund’s Statement of Operations as “Custodian fee reduction.”

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

8.	Share of Beneficial Ownership

The beneficial ownership, either directly or indirectly, or more than 25% of the voting securities of a fund creates a presumption of control of the fund under Sections 2(a)(9) of the 1940 Act. At June 30, 2026, the following shareholders held over 25% of a Fund’s shares outstanding

Fund	Name of Shareholders	Percentage of Ownership
Mississippi Tax-Free Income Series	Robert Lawson Holladay, Sr.	26.23%

9.	Accounting Pronouncements and/or Regulatory Updates:

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15,2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management has concluded there is no material impact to the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Dupree Mutual Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Dupree Mutual Funds, comprising Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, Tennessee Tax-Free Income Series, Intermediate Government Bond Series, and Taxable Municipal Bond Series (the “Funds”) as of June 30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.

Cleveland, Ohio

August 26, 2026

DUPREE MUTUAL FUNDS UNAUDITED

OTHER UNAUDITED INFORMATION

June 30, 2026

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve months ended June 30, 2026, is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov. For the year ended June 30, 2026, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-PORT. The portfolio listings will be available on our website at http://www.dupree-funds.com 60 days after the end of the period or by calling 800-866-0614.

Item 8. Not applicable.

Item 9. Not applicable

Item 10. Included under Item 7

Item 11. Not applicable

Item 12. Not applicable.

Item 13. Not applicable

Item 14: Not applicable

Item 15: Not applicable

Item 16:

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17: Not applicable

Item 18: Not applicable.

Item 19. Exhibits

(a)(1)  Code of Ethics

(a)(2)  Not applicable

(a)(3)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(b)  Certifications pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and required by Rule 30a-2(b) under the Investment Company Act of 1940, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds
By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo, Principal Financial Officer
Date: August 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dupree Mutual Funds
By:	/s/ Allen E. Grimes, III
Allen E. Grimes, III, Principal Executive Officer
Date: August 28, 2026